GOLDMAN SACHS COMMUNITY MUNICIPAL BOND ETF
Schedule of Investments
November 30, 2024 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds - 98.3%
Alabama - 1.3%
Alabama Public School and College Authority Tax Exempt Capital
Improvement and RB, Series 2020-A (Aa1/AA)
$ 30,000 5.000%
11/01/2031
$ 33,649
Alabama Public School and College Authority Tax Exempt Capital
Improvement and RB, Series 2020-A (Aa1/AA)
30,000 5.000
11/01/2034
33,437
30,000 5.000
11/01/2035
33,345
25,000 4.000
11/01/2036
25,689
126,120
Arizona - 1.0%
Arizona Board of Regents University of Arizona System Revenue
Refunding Bonds Series 2016 (Aa2/AA-)
50,000 3.000
06/01/2035
47,799
Arizona Board of Regents, University of Arizona System Revenue
Refunding Bonds Series 2016 (Aa2/AA-)
30,000 3.000
06/01/2034
28,888
City of Mesa Utility Systems Revenue Refunding Bonds Series
2019C (Aa2/AA-)
20,000 5.000
07/01/2034
21,767
98,454
Arkansas - 0.3%
City of Fort Smith Water and Sewer Refunding and Construction
RB Series 2018 (NR/A)
30,000 5.000
10/01/2030
32,084
a a
California - 21.1%
Anaheim Lease RB Anaheim Public Improvement Project 1997
(AGM) (A1/AA)
50,000 0.000
(a)
09/01/2032
38,853
California Educational Facilities Authority Stanford University RB
Series U-2 (Aaa/AAA)
90,000 5.000
10/01/2032
106,622
California Health Facilities Financing Authority RB Adventist
Health System/West Series 2013A (NR/BBB+)
50,000 4.000
03/01/2033
50,000
California Health Facilities Financing Authority, Refunding RB
(Cedars-Sinai Medical Center) Series 2015 (Aa3/NR)
30,000 3.500
11/15/2034
30,033
California Infrastructure and Economic Development Bank
California Clean Water and Drinking Water State Revolving
Fund RB Series 2024 (Aaa/AAA)
30,000 5.000
10/01/2033
35,873
40,000 5.000
10/01/2035
47,434
California Infrastructure and Economic
Development Bank Lease RB
30,000 5.000
08/01/2035
32,717
City of Los Angeles Department of Water and Power Water System
RB 2017 Series A (Aa2/AA+)
30,000 5.000
07/01/2033
31,402
County of Santa Clara GO Bonds
(Election of 2008) 2013 Series B3 (NR/AAA)
50,000 3.250
08/01/2035
47,109
Department of Water and Power of the City of Los Angeles Power
System RB 2024 Series E (Aa2/AA-)
40,000 5.000
(b)
07/01/2033
47,625
Department of Water and Power of the City of Los Angeles RB
Series 2018 D (Aa2/AA-)
35,000 5.000
07/01/2031
37,953
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
California – (continued)
Department of Water and Power of the City of Los Angeles RB
Series 2018 D (Aa2/AA-) – (continued)
$ 50,000 5.000%
07/01/2033
$ 59,534
30,000 5.000
07/01/2034
32,313
Infrastructure and Economic Development Bank, California Clean
Water and Drinking Water State Revolving Fund RB Breen
Bond Series 2023 (Aaa/AAA)
30,000 5.000
10/01/2028
32,917
Los Angeles County Metropolitan Transportation Authority
Measure R Senior Sales Tax RB 2021-A (Aa1/AAA)
30,000 5.000
06/01/2029
33,451
Los Angeles County Metropolitan Transportation Authority
Measure R Senior Sales Tax RB Series 2021-A (Aa1/AAA)
40,000 4.000
06/01/2034
43,263
Los Angeles County Public Works Financing Authority Lease RB
2021 Series F Green Bonds (Aa2/AA+)
30,000 5.000
12/01/2034
34,512
Los Angeles Unified School District 2019 GO Refunding Bond
Series A (Aa2/NR)
40,000 3.000
01/01/2034
39,334
Los Rios Community College District Sacramento County
California GO Bonds 2008 Election Series B (Aa2/AA+)
40,000 4.125
08/01/2035
40,001
Metropolitan Water District of Southern California Subordinate
Water Revenue Refunding Bonds, 2020 Series A (NR/AA+)
30,000 4.000
07/01/2029
31,876
San Bernadino Community College District, San Bernardino and
Riverside Counties Election of 2002 GO Bonds Series D
(Aa1/AA)
50,000 0.000
(a)
08/01/2032
39,928
San Diego Unified School District 2015 GO Refunding Bonds
Dedicated Unlimited Ad Valorem Property Tax Bonds Series
R-4 (Aa2/AA-)
40,000 5.000
07/01/2025
40,530
San Diego Unified School District GO Refunding Bonds Series
2012 R-1 (Aa2/AA-)
50,000 0.000
(a)
07/01/2031
40,998
San Francisco Bay Area Rapid Transit District GO Bonds Election
of 2016 2017 Series A-1 Green Bonds (Aaa/AA-)
30,000 5.000
08/01/2031
31,877
25,000 4.000
08/01/2036
25,443
San Francisco Bay Area Rapid Transit District Sales Tax Revenue
Bonds 2015 Refunding Series A (NR/AA+)
30,000 5.000
07/01/2027
30,387
San Francisco Unified School District California GO Bonds
Proposition A Election of 2006 Series F 2015 and Proposition
A Election of 2011 Series C 2015 (A1/AA-)
40,000 3.500
06/15/2035
39,232
San Jose Evergreen California Community College District GO
Bonds Election of 2004 B (AGM) (Aaa/AA+)
50,000 0.000
(a)
09/01/2031
40,813
Santa Clara County Financing Authority California Refunding
Lease RB Multiple Facilities Projects 2016 Series Q
(NR/AA+)
50,000 3.000
05/15/2035
48,781
Santa Clara Unified School District Election of 2014 GO Bonds
Series 2019 (Aaa/AAA)
30,000 3.000
07/01/2033
30,008

GOLDMAN SACHS COMMUNITY MUNICIPAL BOND ETF
Schedule of Investments
(continued)
November 30, 2024 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
California – (continued)
Southern California Public Power Authority and Transmission
System Renewal Project RB 2023-1 (Aa2/NR)
$ 50,000 5.000%
07/01/2034
$ 59,198
State of California Department of Water Resources and Water
System Central Valley Project RB Series AX (Aa1/AAA)
35,000 5.000
12/01/2030
37,572
State of California GO Various Purpose Bonds (Aa2/AA-)
30,000 5.000
03/01/2030
33,508
70,000 5.000
11/01/2031
78,178
30,000 5.000
03/01/2032
33,350
30,000 5.000
11/01/2032
32,346
30,000 5.000
03/01/2034
33,199
State of California GO Various Purpose Refunding Bonds
(Aa2/AA-)
30,000 5.000
11/01/2030
31,825
50,000 5.000
11/01/2032
58,019
40,000 4.000
11/01/2034
40,951
State of California Tax Exempt Various Purpose GO Refunding
Bonds (Aa2/AA-)
50,000 5.000
09/01/2028
50,689
20,000 5.000
10/01/2028
21,753
State of California Tax Exempt Various Purpose GO Refunding
Bonds Bid Group B (Aa2/AA-)
70,000 3.375
09/01/2033
69,600
State of California Various Purpose GO Bonds
(Green Bonds) (Aa2/AA-)
40,000 3.750
10/01/2037
40,001
State Public Works Board of the State of California Lease Revenue
Refunding Bonds 2015 Series G (Aa3/A+)
20,000 5.000
05/01/2025
20,181
The Regents of The University of California General RB Series
2024 BV (Aa2/AA)
40,000 5.000
05/15/2036
47,637
The Regents of the University of California General Revenue
Bonds 2017 Series AY (Aa2/AA)
30,000 5.000
05/15/2032
31,604
The Regents of the University of California General Revenue
Bonds 2017 Series Bv (Aa2/AA)
50,000 5.000
05/15/2033
59,215
The Regents of the University of California Limited Project RB
2022 Series S (Aa3/AA-)
40,000 5.000
05/15/2029
44,505
The Regents of the University of California Limited Project RB
2022 Series S Forward Delivery (Aa3/AA-)
25,000 5.000
05/15/2031
28,728
WM S Hart High School District GO Bonds Election 2001 2005 B
(AGM) (Aa2/AA)
30,000 0.000
(a)
09/01/2029
26,018
2,098,896
Colorado - 1.6%
Colorado Health Facilities Authority Hospital RB Series 2015
(NR/A-)
30,000 5.000
01/15/2035
30,469
Colorado Health Facilities Authority RB for Commonspirit Health
Series 2024A (A3/A-)
50,000 5.000
12/01/2034
57,405
Colorado Health Facilities Authority RB Series 2019A (NR/A+)
30,000 5.000
11/01/2034
32,552
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Colorado – (continued)
State of Colorado Higher Education Capital Construction Lease
Purchase Financing program Certificates of Participation
Series 2014 A (Aa2/AA-)
$ 40,000 5.000%
11/01/2025
$ 40,766
161,192
Connecticut - 2.2%
Connecticut State Health & Educational Facilities Authority RB
Quinnipiac University Issue Series L (A3/A-)
25,000 5.000
07/01/2032
25,176
State of Connecticut GO Bonds (Aa3/AA-)
30,000 5.000
11/15/2030
30,553
30,000 5.000
11/15/2032
30,535
State of Connecticut GO Bonds 2015 Series A (Aa3/AA-)
20,000 4.000
03/15/2032
20,033
State of Connecticut GO Bonds 2024 Series B
(Social Bonds) (Aa3/AA-)
40,000 5.000
01/15/2038
45,840
State of Connecticut GO Refunding Bonds Series 2016 B
(Aa3/AA-)
30,000 5.000
05/15/2027
30,919
State of Connecticut Tax Exempt GO Bonds 2018 Series E
(Aa3/AA-)
30,000 5.000
09/15/2034
32,061
215,117
Delaware - 0.3%
The State of Delaware GO Refunding Bonds Series 2017A
(Aaa/AAA)
27,000 5.000
01/01/2028
28,973
a a
District of Columbia - 1.9%
District of Columbia Hospital RB Refunding  Children's Hospital
Obligated Group Issue Series 2015 (A1/NR)
30,000 5.000
07/15/2031
30,549
District of Columbia Washington D.C. GO Bonds Series 2015B
(Aaa/AA+)
20,000 5.000
06/01/2026
20,211
District of Columbia Washington D.C. GO Bonds Series 2017D
(Aaa/AA+)
40,000 4.000
06/01/2033
40,856
District of Columbia Washington D.C. GO Bonds Series 2021D
(Aaa/AA+)
30,000 5.000
02/01/2029
32,839
District of Columbia Washington D.C. Income Tax Secured RB
Series 2019A Tax Exempt (Aaa/AAA)
30,000 5.000
03/01/2028
32,274
30,000 5.000
03/01/2030
33,074
189,803
Florida - 3.8%
City of Cape Coral Fl Water and Sewer Refunding RB Series 2017
(A1/A+)
20,000 5.000
10/01/2032
20,923
City of Jacksonville Transportation RB Refunding Series 2015
(Aa2/AA-)
30,000 3.000
10/01/2031
29,677
City of Lakeland Energy System Refunding RB Series 2016
(Aa3/AA)
40,000 2.500
10/01/2027
38,961

GOLDMAN SACHS COMMUNITY MUNICIPAL BOND ETF
Schedule of Investments
(continued)
November 30, 2024 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Florida – (continued)
Florida Housing Finance Corporation Homeowner
Mortgage RB 2021 Series 1 Non-AMT
(Social Bonds) (GNMA/FNMA/FHLMC) (Aaa/NR)
$ 30,000 1.800%
07/01/2036
$ 22,777
Florida State Board of Education Public Education Capital Outlay
Refunding Bonds 2019 Series C (Aaa/AAA)
30,000 5.000
06/01/2031
32,855
Greater Orlando Aviation Authority Priority Subordinated Airport
Facilities RB Series 2017A AMT of The City of Orlando
Florida (Aa3/AA-)
20,000 5.000
(c)
10/01/2029
20,907
Miami-Dade County Water and Sewer System Revenue Refunding
Bonds Series 2017B (Aa3/AA)
30,000 5.000
10/01/2032
30,453
Orlando Utilities Commission Utility System RB Series 2018A
(Aa2/AA)
30,000 5.000
10/01/2032
31,700
Reedy Creek Improvement District Florida Ad Valorem Tax Bonds
Series 2017A (Aa3/AA-)
20,000 5.000
06/01/2030
21,001
Seminole County Water and Sewer Refunding RB Series 2015 A
(Aa2/AA+)
30,000 4.000
10/01/2030
30,209
State of Florida Full Faith and Credit State Board of Education
Public Education Capital Outlay Refunding Bonds 2022 Series
B Forward Delivery (Aaa/AAA)
30,000 5.000
06/01/2028
32,396
Tampa Bay Water, Florida Utility System Revenue Refunding &
Improvement Revenue Bonds 2001 A (NATL) (Aa1/AA+)
30,000 6.000
10/01/2029
33,842
The School Board of Miami-Dade County Florida Certificates of
Participation Series 2015D (A1/A+)
35,000 4.000
02/01/2032
35,417
381,118
Georgia - 1.7%
City of Atlanta Airport Passenger Facility Charge and Subordinate
Lien General RB Series 2023E (Aa3/NR)
40,000 5.000
07/01/2034
44,212
City of Atlanta Georgia Airport Passenger Facility Charge and
Subordinate Lien General RB Series 2023E (Aa3/NR)
50,000 5.000
07/01/2031
54,524
Forsyth County School District Georgia GO Bonds Series 2020
(Aaa/AAA)
30,000 5.000
02/01/2030
33,491
State of Georgia GO Bonds Series 2015A (Aaa/AAA)
35,000 4.000
02/01/2033
35,044
167,271
Hawaii - 1.3%
City and County of Honolulu GO Bonds Series 2018A Tax Exempt
(Aa2/NR)
30,000 5.000
09/01/2029
32,480
City and County of Honolulu GO Tax Exempt Refunding Bonds
Series 2017D (Aa2/NR)
30,000 5.000
09/01/2033
31,554
City and County of Honolulu Transit Improvements GO Series E
(Aa2/NR)
30,000 5.000
03/01/2029
32,815
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Hawaii – (continued)
State of Hawaii GO Bonds of 2018 Series FT (Aa2/AA+)
$ 30,000 5.000%
01/01/2034
$ 31,759
128,608
Illinois - 4.2%
Illinois Community College District No. 512 GO Bonds Series
2020 (Aaa/NR)
40,000 4.000
12/15/2029
41,374
Illinois Finance Authority RB for The University of Chicago, Series
2021A (Forward Delivery) (Aa2/AA-)
20,000 5.000
10/01/2032
22,895
Illinois Finance Authority RB Rush University Medical Center
Obligated Group Series 2015A (A1/A+)
30,000 5.000
11/15/2029
30,209
30,000 5.000
11/15/2034
30,174
Illinois St GO Bonds October 2020 B (A3/A-)
40,000 4.000
10/01/2032
40,674
20,000 4.000
10/01/2034
20,217
Regional Transportation Authority GO Bonds 2004A
(AGM) (Aa3/AA)
30,000 5.750
06/01/2029
32,925
Sales Tax Securitization Corp. Sales Tax Securitization Bonds
Series 2023A Social Bonds (NR/AA-)
20,000 3.000
01/01/2027
19,775
State of Illinois GO Bonds Refunding Series October 2024 (A3/A-)
50,000 5.000
02/01/2034
56,462
State of Illinois GO Bonds Series December 2017B (A3/A-)
35,000 5.000
12/01/2025
35,648
State of Illinois GO Bonds Series November 2019A (A3/A-)
30,000 5.000
11/01/2026
31,071
State of Illinois GO Bonds, Series May 2023B (A3/A-)
50,000 5.000
05/01/2034
55,337
416,761
Indiana - 1.0%
Indiana Finance Authority State Revolving Fund Program Bonds
Series 2024A (NR/AAA)
50,000 5.000
02/01/2039
57,398
Indiana Revenues Special Program Carmel Jr Waterworks Project
Series 2008 B (AGM) (A1/AA)
30,000 0.000
(a)
06/01/2031
24,555
The Trustees of Indiana University Indiana University Consolidated
RB Series 2015A (Aaa/AAA)
20,000 5.000
06/01/2026
20,197
102,150
Iowa - 1.0%
Board of Regents State of Iowa Hospital Revenue Refunding Bonds
Series S.U.I. 2022C University of Iowa Hospitals and Clinics
(Aa2/AA)
30,000 5.000
09/01/2028
32,331
Iowa Finance Authority State Revolving Fund RB Series 2017
Green Bonds (Aaa/AAA)
30,000 5.000
08/01/2027
31,820
30,000 5.000
08/01/2030
31,658
95,809

GOLDMAN SACHS COMMUNITY MUNICIPAL BOND ETF
Schedule of Investments
(continued)
November 30, 2024 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Kentucky - 0.3%
Kentucky Municipal Power Agency Power System Revenue
Refunding Bonds for Prairie State Project Series 2015A
(NATL) (Baa1/NR)
$ 30,000 5.000%
09/01/2025
$ 30,333
a a
Louisiana - 0.8%
City of New Orleans GO Refunding Bonds Series 2022 (A2/A+)
30,000 5.000
12/01/2025
30,515
City of Shreveport, Louisiana Water & Sewer RB Junior Lien
Series 2018C (BAM) (Baa3/AA)
20,000 5.000
12/01/2026
20,753
Louisiana Public Facilities Authority RB for Ochsner Clinic
Foundation Project Series 2002B (Aaa/NR)
30,000 5.500
(c)
05/15/2027
30,779
82,047
Maryland - 2.0%
Montgomery County GO Consolidated Public Improvement Bonds
Series 2020 A (Aaa/AAA)
30,000 4.000
08/01/2031
31,736
State of Maryland GO Bonds State and Local Facilities Loan
of 2019 First Series Tax Exempt Bonds Bidding Group 1
(Aaa/AAA)
30,000 5.000
03/15/2027
31,596
State of Maryland GO Bonds State and Local Facilities Loan of
2020 Second Series A Tax Exempt Bonds Bidding Group 2
(Aaa/AAA)
30,000 5.000
08/01/2032
33,565
State of Maryland GO Bonds State and Local Facilities Loan of
2020 Second Series A Tax Exempt Bonds Second Series A
Bidding Group 1 Bonds (Aaa/AAA)
30,000 5.000
08/01/2028
32,534
35,000 5.000
08/01/2030
39,391
Washington Suburban Sanitary District Maryland Consolidated
Public Improvement Refunding Bonds of 2020
Montgomery and Prince George's Counties Maryland
(CNTY GTD) (Aaa/AAA)
30,000 5.000
06/01/2030
33,670
202,492
Massachusetts - 3.8%
Commonwealth of Massachusetts GO Bonds Consolidated Loan of
2019 Series F (Aa1/AA+)
55,000 5.000
05/01/2029
60,610
Commonwealth of Massachusetts GO Refunding Bonds 2018
Series C (Aa1/AA+)
20,000 5.000
09/01/2032
23,204
Massachusetts Bay Transn Authority Mass Sales Tax Revenue Sen
Sales Tax Bonds A-1 (Aa2/AA+)
40,000 5.250
07/01/2034
48,467
Massachusetts Bay Transportation Authority RB Series 2005 A
(Aa2/AA+)
30,000 5.000
07/01/2025
30,359
Massachusetts Development Finance Agency RB, Northeastern
University Issue, Series 2022 (A1/NR)
40,000 5.000
10/01/2035
45,702
Massachusetts Water Resources Authority General Revenue
Refunding Green Bonds 2024 Series C (Aa1/AA+)
40,000 5.000
08/01/2034
47,449
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Massachusetts – (continued)
School Building Authority Senior Dedicated Sales Tax Refunding
Bonds Series 2015 C (Aa1/AA+)
$ 30,000 5.000%
08/15/2025
$ 30,441
The Commonwealth of Massachusetts GO Bonds Consolidated
Loan of 2015 Series D (Aa1/AA+)
50,000 3.000
09/01/2032
49,166
The Commonwealth of Massachusetts GO Bonds Consolidated
Loan of 2018, Series B (Aa1/AA+)
40,000 5.000
01/01/2027
41,965
377,363
Michigan - 0.7%
Michigan State Housing Development Authority Rental Housing
RB 2019 Series A-1 Non-AMT (NR/AA+)
35,000 2.875
10/01/2034
31,505
State of Michigan GO Environmental Program and Refunding
Bonds Series 2017A Tax Exempt (Aa1/AA)
35,000 5.000
05/01/2026
36,069
67,574
Minnesota - 1.0%
Minnesota Public Facilities Authority State Revolving Fund RB
Series 2023A (Aaa/AAA)
50,000 5.000
03/01/2033
57,992
State of Minnesota GO State Various Purpose Bonds Series 2018A
(Aaa/AAA)
40,000 5.000
08/01/2031
43,253
101,245
Mississippi - 0.2%
Mississippi Development Bank Special Obligation Bonds Series
2015A Jackson Public School District GO Refunding Bond
Project Series 2015B Jackson Public School District Limited
Tax Refunding Note Project (NR/A+)
20,000 5.000
04/01/2026
20,484
a a
Missouri - 0.6%
Joint Municipal Electric Utility Commission Power Project
Revenue Refunding Bonds for Plum Point Project Series
2014A (A3/NR)
30,000 5.000
01/01/2026
30,040
Missouri Joint Municipal Electric Utility Commission Power
Project RB Refunding Bonds for Prairie State Project Series
2015A (A2/NR)
30,000 5.000
12/01/2030
30,256
60,296
Montana - 0.5%
City of Forsyth Rosebud County Montana Pollution Control
Revenue Refunding Bonds Puget Sound Energy Project Series
2013A Non-AMT (NR/A-)
50,000 3.900
(d)
03/01/2031
50,001
a a
Nebraska - 0.2%
The University of Nebraska Facilities Corp. Facilities Bonds Series
2018 (Aa1/AA)
20,000 5.000
07/15/2026
20,700
a a

GOLDMAN SACHS COMMUNITY MUNICIPAL BOND ETF
Schedule of Investments
(continued)
November 30, 2024 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Nevada - 1.2%
Clark County Nevada GO Limited Tax Detention Center Bonds
Additionally Secured By Pledged Revenues Series 2019
(Aa1/AAA)
$ 30,000 5.000%
06/01/2031
$ 32,722
Clark County School District GO Limited Tax Building and
Refunding Bonds Series 2017C (A1/AA-)
30,000 5.000
06/15/2027
31,700
30,000 5.000
06/15/2029
31,873
Clark County School District Nevada GO Limited Tax School
Bonds Additionally Secured By Pledged Revenues Series
2015D (A1/AA-)
25,000 4.000
06/15/2032
25,160
121,455
New Jersey - 3.4%
Higher Education Student Assistance Authority Senior Student
Loan Revenue Refunding Bonds Series 2018B (Aaa/AA)
30,000 5.000
12/01/2027
31,324
New Jersey Economic Development Authority School Facilities
Construction Bonds Series 2015 WW (A2/A-)
30,000 4.625
(c)
06/15/2032
30,261
New Jersey Educational Facilities Authority Princeton University
RB 2024 Series A-1 (Aaa/AAA)
40,000 5.000
03/01/2031
45,589
New Jersey Health Care Facilities Financing Authority RB Valley
Health System Obligated Group Series 2019 (NR/A)
30,000 5.000
07/01/2032
32,353
New Jersey State Transportation Authority System Bonds Series
2006C (AMBAC) (A2/A-)
25,000 0.000
(a)
12/15/2028
21,885
New Jersey State Transportation Authority System Bonds Series
2006C (AGM) (A1/AA)
20,000 0.000
(a)
12/15/2029
16,999
New Jersey Transportation Trust Fund Authority RB Capital
Appreciation for Transportation System Bonds Series 2010 A
(A2/A-)
20,000 0.000
(a)
12/15/2031
15,752
30,000 0.000
(a)
12/15/2034
21,085
New Jersey Transportation Trust Fund Authority RB for
Transportation System Bonds Series 2006 C (NATL) (A2/A-)
40,000 0.000
(a)
12/15/2027
36,228
New Jersey Transportation Trust Fund Authority RB for
Transportation System Series 2009 A (A2/A-)
40,000 0.000
(a)
12/15/2033
29,232
New Jersey Transportation Trust Fund Authority Tax Exempt RB
for Transportation System Bonds Series 2019 A (A2/A-)
30,000 5.000
12/15/2025
30,590
New Jersey Transportation Trust Fund Authority Transportation
System Bonds 2018 Series A (A2/A-)
30,000 5.000
12/15/2029
32,387
343,685
New York - 15.8%
Dormitory Authority of The State of New York New York Personal
Income Tax RB General Purpose Series 2020A Bidding Group
2 Bonds Tax Exempt (Aa1/NR)
30,000 5.000
03/15/2032
33,427
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
New York – (continued)
Dormitory Authority of The State of New York New York State
Personal Income Tax RB General Purpose Series 2020A
Bidding Group 2 Bonds Tax Exempt (Aa1/NR)
$ 30,000 5.000%
03/15/2031
$ 33,525
50,000 4.000
03/15/2034
52,499
Dormitory Authority of The State Of New York New York State
Personal Income Tax RB General Purpose Series 2020A
Bidding Group 2 Bonds Tax Exempt (Aa1/NR)
30,000 5.000
03/15/2033
33,340
Dormitory Authority of The State of New York New York
University RB Series 2015A (Aa2/AA-)
40,000 2.800
07/01/2027
40,006
Dormitory Authority of The State of New York School
Districts RB Financing Program RB Series 2017B
(AGM ST INTERCEPT) (Aa3/AA)
30,000 5.000
10/01/2028
31,656
30,000 5.000
10/01/2032
31,550
Dormitory Authority of The State of New York State Sales Tax RB
Series 2018A (Aa1/AA+)
30,000 5.000
03/15/2028
32,458
Hudson Yards Infrastructure Corp. Hudson Yards RB Fiscal 2022
Series A Green Bonds (Aa2/AA)
20,000 5.000
02/15/2032
23,133
Hudson Yards Infrastructure Corporation Revenue Bonds Fiscal
Green Bonds Series 2022 A (Aa2/AA)
30,000 4.000
02/15/2038
31,583
Long Island Power Authority Electric System RB Series C
(AGC) (A2/AA)
30,000 5.250
09/01/2029
33,008
Metropolitan Transportation Authority Dedicated Tax Fund
Refunding Green Bonds Subseries 2017B-2 (NR/AA)
25,000 3.125
11/15/2033
24,008
Metropolitan Transportation Authority RB Refunding for Climate
Bond Certified Series 2020 E (A3/A-)
30,000 5.000
11/15/2029
32,869
30,000 5.000
11/15/2033
32,858
Metropolitan Transportation Authority Revenue Refunding Bonds
Series 2015C (A3/A-)
30,000 5.250
11/15/2029
30,560
Metropolitan Transportation Authority Revenue Refunding for
Climate Bond Certified Series 2017B (A3/A-)
30,000 5.000
11/15/2027
31,840
Metropolitan Transportation Authority Revenue Refunding for
Climate Bond Certified Series 2017C-1 (A3/A-)
30,000 5.000
11/15/2025
30,548
Metropolitan Transportation Authority Transportation Revenue
Refunding Green Bonds Series 2017C-1 (A3/A-)
30,000 5.000
11/15/2027
31,840
35,000 5.000
11/15/2034
36,843
30,000 3.250
11/15/2036
27,471
Metropolitan Transportation Authority Transportation Revenue
Refunding Green Bonds, Series 2017C-2, Capital Appreciation
Bonds, Climate Bond Certified (A3/A-)
30,000 0.000
(a)
11/15/2033
21,516
New York City Housing Development Corp. Multi-Family Housing
RB 2017 Series G-1 Sustainable Neighborhood Bonds
(Aa2/AA+)
30,000 3.450
11/01/2037
29,465

GOLDMAN SACHS COMMUNITY MUNICIPAL BOND ETF
Schedule of Investments
(continued)
November 30, 2024 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
New York – (continued)
New York City Municipal Water Finance Authority Water & Sewer
System Second General Resolution RB Fiscal Series 2015 FF
(Aa1/AA+)
$ 30,000 5.000%
06/15/2032
$ 30,295
New York City Transitional Finance Authority Building Aid RB
Fiscal 2015 Series S-1 (ST AID WITHHLDG) (Aa2/AA)
30,000 5.000
07/15/2029
30,069
New York City Transitional Finance Authority Building Aid RB
Fiscal 2023 Series S-1 Subseries S-1A Tax Exempt Bonds
(ST AID WITHHLDG) (Aa2/AA)
40,000 5.000
07/15/2030
44,918
New York City Transitional Finance Authority Future Tax Secured
Subordinate Bonds Fiscal 2001 Series C (Aa1/AAA)
30,000 5.000
02/01/2030
33,353
New York City Transitional Finance Authority Future Tax Secured
Subordinate Bonds Fiscal 2010 Subseries G-5 (Aa1/AAA)
30,000 5.000
05/01/2030
33,493
New York City Transitional Finance Authority Future Tax Secured
Subordinate Bonds Fiscal 2019 Series A Subseries A-1
(Aa1/AAA)
30,000 5.000
08/01/2034
31,854
New York City Transitional Finance Authority Future Tax Secured
Subordinate Bonds Fiscal 2021 Series D Subseries D-1 Tax
Exempt Bonds (Aa1/AAA)
30,000 5.000
11/01/2034
33,316
New York City Transitional Finance Authority Future Tax Secured
Subordinate Bonds Fiscal 2022 Series A Subseries A-1 Tax
Exempt Bonds (Aa1/AAA)
30,000 5.000
11/01/2027
32,058
30,000 5.000
11/01/2028
32,730
25,000 5.000
11/01/2034
28,187
New York City Transitional Finance Authority Future Tax Secured
Subordinate Bonds Fiscal 2022 Series A Subseries A-1 Tax-
Exempt Bonds (Aa1/AAA)
40,000 5.000
11/01/2032
45,357
New York City Transitional Finance Authority Future Tax Secured
Subordinate Bonds Fiscal 2022 Series C Subseries C-1 Tax
Exempt (Aa1/AAA)
20,000 5.000
02/01/2035
22,583
New York City Transitional Finance Authority Future Tax Secured
Tax Exempt Subordinate Bonds Fiscal 2016 Series C
(Aa1/AAA)
20,000 5.000
11/01/2027
20,418
New York Convention Center Development Corp. RB for New York
City Hotel Unit Fee Revenue  Series 2015 (A2/NR)
30,000 3.500
11/15/2034
29,605
New York Convention Center Development Corp. RB for New York
City Hotel Unit Fee Revenue Series 2015 (A2/NR)
30,000 5.000
11/15/2032
30,391
New York State Dormitory Authority RB for Memorial Sloan-
Kettering Cancer Center (NATL) (WR/NR)
50,000 0.000
(a)
07/01/2027
46,265
New York State Environmental Facilities Corp. State Clean
Water and Drinking Water Revolving Funds RB New York
City Municipal Water Finance Authority Projects - Second
Resolution Bonds Series 2017 E Subordinated Srf Bonds
(Aaa/AAA)
20,000 5.000
06/15/2030
21,085
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
New York – (continued)
State of New York Mortgage Agency Homeowner Mortgage RB
Series 225 (NON-AMT) (Aa1/NR)
$ 60,000 2.000%
10/01/2035
$ 49,227
The City of New York GO Bonds Fiscal 2006 Series J
(AGM) (Aa2/AA)
40,000 5.000
06/01/2034
47,145
The City of New York GO Bonds Fiscal 2013 Series E (Aa2/AA)
35,000 3.000
08/01/2033
33,153
The City of New York GO Bonds Fiscal 2018 Series 1 (Aa2/AA)
30,000 5.000
08/01/2026
31,132
30,000 5.000
08/01/2031
31,654
The City of New York GO Bonds Fiscal 2019 Series A (Aa2/AA)
30,000 5.000
08/01/2026
31,132
The City of New York GO Bonds Fiscal 2021 Series C (Aa2/AA)
30,000 5.000
08/01/2030
33,596
30,000 5.000
08/01/2034
33,221
Triborough Bridge and Tunnel Authority MTA Bridges and Tunnels
Payroll Mobility Tax Senior Lien Refunding Green Bonds
Series 2023A Climate Bond Certified (NR/AA+)
30,000 5.000
11/15/2029
33,410
1,575,650
North Carolina - 0.8%
County of Wake Limited Obligation Bonds Series 2021 (Aa1/AA+)
30,000 4.000
03/01/2034
31,539
North Carolina Medical Care Commission Health Care Facilities
RB Vidant Health Series 2015 (A2/A)
50,000 4.000
06/01/2034
50,105
81,644
North Dakota - 0.7%
North Dakota Public Finance Authority Revolving Fund Program
Bonds Series 2022A (Aaa/AAA)
30,000 5.000
10/01/2031
34,211
State of North Dakota Housing Finance Agency Program
Bonds Home Mortgage Finance Program 2021 Series B
(NON-AMT) (Social Bonds) (Aa1/NR)
40,000 2.300
07/01/2036
32,730
66,941
Ohio - 2.8%
American Municipal Power Inc. Prairie State Energy Campus
Project RB Refunding Series 2019C (A1/A)
30,000 5.000
02/15/2033
32,774
City of Columbus Sewerage System RB Refunding Series 2015
(Aa1/AA)
30,000 5.000
06/01/2030
30,870
County of Ohio Hospital Facilities RB for Mercy Health Series
2017A (A2/A+)
40,000 5.000
08/01/2028
42,672
Ohio Housing Finance Agency Residential Mortgage RB
Mortgage-Backed Securities Program 2022 Series A Non-
AMT Social Bonds (GNMA/FNMA/FHLMC) (Aaa/NR)
30,000 2.300
03/01/2033
26,280
Ohio Water Development Authority State of Ohio Water Pollution
Control Loan Fund RB Series 2020B (Aaa/AAA)
45,000 4.000
12/01/2037
46,628
Ohio Water Development Authority State Of Ohio Water Pollution
Control Loan Fund RB Series 2020B (Aaa/AAA)
30,000 5.250
12/01/2035
33,791

GOLDMAN SACHS COMMUNITY MUNICIPAL BOND ETF
Schedule of Investments
(continued)
November 30, 2024 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Ohio – (continued)
State of Ohio Higher Education GO Refunding Bonds Series
2017C (Aaa/AAA)
$ 30,000 5.000%
08/01/2027
$ 31,843
State of Ohio Infrastructure Improvement GO Refunding Bonds
Series 2015C (Aaa/AAA)
30,000 5.000
09/01/2026
31,195
276,053
Oklahoma - 0.3%
Grand River Dam Authority RB Series 2014A (A1/AA-)
30,000 3.375
06/01/2034
29,578
a a
Oregon - 1.6%
City of Portland Oregon Second Lien Sewer System RB 2020
Series A (Aa2/AA)
20,000 5.000
03/01/2027
21,023
Medford Hospital Facilities Authority RB Refunding for Asante
Health System Obligated Group Series 2020 A (NR/A+)
20,000 5.000
08/15/2026
20,599
40,000 5.000
08/15/2033
43,465
State of Oregon Housing and Community Services Department
Mortgage RB Single-Family Mortgage Program 2017 Series D
Non-AMT (Aa2/NR)
45,000 3.150
07/01/2032
43,826
West Linn-Wilsonville School District No. 3JT GO Bonds
for Clackamas and Washington Counties Series 2020A
(SCH BD GTY) (Aa1/NR)
50,000 0.000
(a)
06/15/2035
33,346
162,259
Pennsylvania - 3.4%
Commonwealth Financing Authority Tax Exempt RB Series 2015
A (Aa3/A)
30,000 5.000
06/01/2033
30,245
Commonwealth of Pennsylvania GO Bonds: First Series of 2016
and First Refunding Series of 2016 (Aa2/A+)
60,000 5.000
09/15/2026
62,291
Department of Water and Power of the City of Los Angeles RB
Series 2018 D (A3/A)
30,000 3.250
07/01/2032
29,333
Pennsylvania Housing Finance Agency Single Family Mortgage RB
Series 2017-123B (NON-AMT) (Aa1/AA+)
40,000 3.450
10/01/2032
39,880
Philadelphia Authority For Industrial Development City Agreement
Revenue Refunding Bonds Cultural and Commercial Corridors
Program Series A (A1/A+)
45,000 5.000
12/01/2031
45,830
Port Authority of Allegheny County Pennsylvania Special Revenue
Transportation Bonds Refunding Series of 2020 (Aa3/AA-)
30,000 5.000
03/01/2029
32,677
Sports and Exhibition Authority of Pittsburgh and Allegheny
County Allegheny County Hotel Room Excise Tax RB
Refunding Series A Of 2022 (AGM) (A2/AA)
30,000 5.000
02/01/2031
33,245
Sports and Exhibition Authority of Pittsburgh and Allegheny
County Hotel Room Excise Tax RB Refunding Series A Of
2022 (AGM) (A2/AA)
20,000 5.000
02/01/2032
22,412
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Pennsylvania – (continued)
The City of Philadelphia, Pennsylvania GO Bonds, Series 2021A
(Tax-Exempt) (A1/A+)
$ 40,000 5.000%
05/01/2034
$ 44,235
340,148
South Carolina - 0.5%
Scago Educational Facilities Corp. For Pickens School District
Installment Purchase Refunding RB School District Of Pickens
County Project Series 2015 (A1/A)
50,000 5.000
12/01/2027
50,429
a a
Tennessee - 1.4%
Metropolitan Government Nashville & Davidson County Health &
Ed. Fac. Board (WR/A)
30,000 5.000
07/01/2031
33,385
Tennessee State School Bond Authority Higher Educational
Facilities Second Program Bonds 2017 Refunding Series B
(ST INTERCEPT) (Aa1/AA+)
30,000 5.000
11/01/2027
31,979
Tennessee State School Bond Authority Higher Educational
Facilities Second Program Bonds 2017 Series A
(ST HGR ED INTERCEPT PROG) (Aa1/AA+)
30,000 5.000
11/01/2033
31,588
The Metropolitan Government of Nashville and Davidson County
GO Improvement Bonds Series 2021C (Aa2/AA+)
40,000 3.000
01/01/2034
38,561
135,513
Texas - 6.7%
Austin Public Improvement Refunding Bonds 2020 (NR/AAA)
30,000 5.000
09/01/2029
33,000
Board of Regents of The Texas A&M University System Revenue
Financing System Bonds Series 2017E (Aaa/AAA)
30,000 5.000
05/15/2028
31,580
Board of Regents of The University of Houston System
Consolidated Revenue and Refunding Bonds Series 2022A
(Aa2/AA)
20,000 5.000
02/15/2031
22,329
Board of Regents of the University of Texas System Current
Refunding Revenue Bonds, Series A (Aaa/AAA)
30,000 5.000
08/15/2032
32,598
City of Dallas Texas GO Refunding and Improvement Bonds Series
2019A (NR/AA-)
50,000 3.000
02/15/2036
47,064
City of Dallas Texas GO Refunding Bonds Series 2019B (NR/AA-)
35,000 5.000
02/15/2026
35,887
City of Houston Texas Combined Utility System First Lien
Revenue Refunding Bonds Series 2018D (Aa2/NR)
30,000 5.000
11/15/2032
32,308
Collin County Community College District Texas Limited Tax
Bonds Series 2018 (Aaa/AAA)
35,000 4.000
08/15/2031
35,766
Harris County Cultural Education Facilities Finance Corporation
Hospital RB for Memorial Hermann Health System Series
2019A (Aa3/AA-)
30,000 5.000
12/01/2027
31,833
Harris County Permanent Improvement Refunding Bonds Series
2022A (Aaa/NR)
30,000 5.000
10/01/2026
31,238

GOLDMAN SACHS COMMUNITY MUNICIPAL BOND ETF
Schedule of Investments
(continued)
November 30, 2024 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Texas – (continued)
Harris County Texas Tax and Subordinate Lien Revenue Refunding
Bonds Series 2022A (Aaa/NR)
$ 30,000 5.000%
08/15/2027
$ 31,863
20,000 5.000
08/15/2032
23,055
Hurst-Euless-Bedford Independent School District Unlimited Tax
Refunding Bonds Series 2017A (NR/AA+)
20,000 5.000
08/15/2027
21,172
20,000 5.000
08/15/2028
21,144
North Texas Municipal Water District Water System RB Refunding
Bonds Series 2021A (Aa1/AAA)
30,000 4.000
09/01/2030
31,759
North Texas Municipal Water District Water System Revenue
Refunding and Improvement Bonds Series 2015 (Aa1/AAA)
20,000 5.000
09/01/2028
20,275
Texas Water Development Board State Revolving Fund RB New
Series 2022 (NR/AAA)
25,000 5.000
08/01/2032
28,637
Texas Water Development Board State Water Implementation
Revenue Fund For Texas RB Series 2015A (NR/AAA)
30,000 5.000
10/15/2029
30,503
30,000 5.000
10/15/2030
30,482
30,000 4.000
10/15/2032
30,120
Trinity River Authority of Texas Regional Wastewater System
Revenue Improvement and Refunding Bonds Series 2018
(NR/AAA)
30,000 5.000
08/01/2033
31,996
Trinity River Authority Regional Wastewater System Revenue
Improvement and Refunding Bonds Series 2017B (NR/AAA)
30,000 5.000
08/01/2030
31,627
666,236
Utah - 1.0%
State Board of Regents of The State of Utah University of Utah
General Revenue Series 2017A (ST APPROP) (Aa1/AA+)
30,000 5.000
08/01/2031
31,575
Utah Board of Higher Education University of Utah General RB
Series 2022B Green Bonds (Aa1/AA+)
30,000 5.000
08/01/2030
33,630
Utah Transit Authority Sales Tax Revenue Refunding Bonds Series
2006 C (AGM) (Aa2/AA+)
30,000 5.250
06/15/2032
33,739
98,944
Virginia - 1.8%
Fairfax County Virginia Public Improvement Bonds Series 2023A
(ST AID WITHHLDG) (Aaa/AAA)
30,000 4.000
10/01/2031
32,334
50,000 4.000
10/01/2034
53,322
Virginia College Building Authority Educational Facilities Revenue
Refunding Bonds 21St Century College and Equipment
Programs Series 2017E (Aa1/AA+)
30,000 5.000
02/01/2029
32,079
Virginia College Building Authority Virginia Educational Facilities
Revenue Refunding Bonds Public Higher Education Financing
Program Series 2016A (ST INTERCEPT) (Aa1/AA+)
35,000 3.000
09/01/2026
34,953
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Virginia – (continued)
Virginia Educational Facilities RB Refunding for Public
Higher Education Financing Program Series 2016A
(ST INTERCEPT) (Aa1/AA+)
$ 30,000 5.000%
09/01/2028
$ 31,117
183,805
Washington - 2.8%
State of Washington Various Purpose GO Bonds Series 2016A-1
(Aaa/AA+)
30,000 5.000
08/01/2030
30,325
State of Washington Various Purpose GO Bonds Series 2019A
(Aaa/AA+)
30,000 5.000
08/01/2032
32,111
25,000 5.000
08/01/2034
26,741
State of Washington Various Purpose GO Bonds Series 2021C
(Aaa/AA+)
50,000 5.000
02/01/2030
55,665
State of Washington Various Purpose GO Bonds Series 2023B
(Aaa/AA+)
20,000 5.000
02/01/2027
20,993
State of Washington Various Purpose GO Refunding Bonds Series
R-2018D (Aaa/AA+)
30,000 5.000
08/01/2031
31,579
The Central Puget Sound Regional Transit Authority Sales Tax and
Motor Vehicle Excise Tax Improvement and Refunding Bonds
Series 2021S-1 Green Bonds (Aa1/AAA)
30,000 5.000
11/01/2030
33,696
University of Washington General Revenue and Refunding Bonds
2015C (Aaa/AA+)
50,000 4.000
12/01/2028
50,515
281,625
Wisconsin - 1.3%
Public Finance Authority Lease Development RB for Ku Campus
Development Corp. Central District Development Project
Series 2016 (Aa2/NR)
50,000 5.000
03/01/2030
51,144
State of Wisconsin GO Refunding Bonds Series 2016 (NR/NR)
30,000 5.000
(c)
11/01/2030
30,862
Wisconsin Health and Educational Facilities Authority Revenue
Refunding Bonds Series 2015 Prohealth Care Inc. Obligated
Group (A1/A+)
45,000 3.150
08/15/2027
44,500
126,506
TOTAL MUNICIPAL BONDS
(Cost $9,738,237)
9,795,362

GOLDMAN SACHS COMMUNITY MUNICIPAL BOND ETF
Schedule of Investments
(continued)
November 30, 2024 (Unaudited)
Shares
Dividend
    Rate Value
a
Investment Company - 0.3%
(e)
Investment Company - 0.3%
Goldman Sachs Financial Square Government Fund - Institutional
Shares
32,296 4.541% $ 32,296
(Cost $32,296)
TOTAL INVESTMENTS - 98.6%
(Cost $9,770,533)
$ 9,827,658
OTHER ASSETS IN EXCESS
OF LIABILITIES - 1.4%
143,145
NET ASSETS - 100.0%
$ 9,970,803
The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
(a)
Issued with a zero coupon. Income is recognized through the accretion of discount.
(b)
When-issued security.
(c)
Pre-refunded security. Maturity date disclosed is pre-refunding date.
(d)
Variable Rate Demand Instruments – rate shown is that which is in effect on November 30, 2024. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.
(e)
Represents an affiliated issuer.
Security ratings disclosed, if any, are issued by either Standard &
Poor’s, Moody’s Investor Service or Fitch and are unaudited. A brief description of the ratings is available in the Fund’s Statement of
Additional Information.
Investment Abbreviations:
AGC - Insured by Assured Guaranty Corp.
AGM - Insured by Assured Guaranty Municipal Corp.
AGM ST
INTERCEPT
-
Assured Guaranty Municipal Corp. State-Aid Intercept
AMBAC - Insured by American Municipal Bond Assurance Corp.
AMT - Alternative Minimum Tax (subject to)
BAM - Build America Mutual Assurance Co.
FHLMC - Insured  by Federal Home Loan Mortgage Corp.
FNMA - Insured by Federal National Mortgage Association
GNMA - Insured by Government National Mortgage
Association
GO - General Obligation
MTA - Metropolitan Transportation Authority
NATL - National Public Finance Guarantee Corp.
NR - Not Rated
RB - Revenue Bond
ST AID
WITHHLDG
-
State Aid Withholding
ST APPROP - State Appropriation

Goldman Sachs Dynamic California Municipal Income ETF
Schedule of Investments
November 30, 2024 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds - 100.2%
California - 88.0%
Airport Commission of The City and County of San Francisco
International Airport Second Series Refunding RB Series
2020A (AMT) (A1/A+)
$ 130,000 5.000%
05/01/2037
$ 137,977
Airport Commission of The City and County of San Francisco
International Airport Second Series Revenue Refunding Bonds
Series 2024A (A1/NR)
125,000 5.250
05/01/2040
139,707
Amador Water Agency Revenue Certificates of Participation Series
2024A (A2/NR)
100,000 5.000
06/01/2026
102,309
Antioch Unified School District Contra Costa County California
GO Bonds Election of 2024 Series A (AGC) (NR/AA)
100,000 5.000
08/01/2041
112,348
Bay Area Toll Authority Series 2024 F-2 (NR/AA)
100,000 5.000
04/01/2045
110,774
California Community Choice Financing Authority Clean Energy
Project RB Series 2023B (A1/NR)
100,000 5.000
(a)(b)
07/01/2053
106,055
California Community Choice Financing Authority Clean Energy
Project RB Series 2024D (Aa1/NR)
50,000 5.000
(a)(b)
02/01/2055
54,807
California Community Choice Financing Authority Series 2021B-2
(A1/NR)
100,000 3.630
(b)(c)
02/01/2052
94,609
California County Tobacco Securitization Agency RB Refunding
Series 2020 B-1 (NR/BBB+)
100,000 5.000
06/01/2049
101,923
California Enterprise Development Authority Lease RB Riverside
County Mead Valley Wellness Village Project Series 2024A
(Aa3/AA-)
100,000 5.250
11/01/2049
113,253
California Health Facilities Financing Authority RB Commonspirit
Health Series 2024A (A3/A-)
175,000 5.000
12/01/2042
196,244
California Health Facilities Financing Authority RB Scripps Health
Series 2024B (NR/AA-)
100,000 5.000
(a)(b)
11/15/2061
111,960
California Health Facilities Financing Authority RB Sutter Health
Series 2018A (A1/A+)
125,000 5.000
11/15/2027
133,471
California Health Facilities Financing Authority Refunding RB
Adventist Health System West Series 2016A (NR/BBB+)
125,000 4.000
03/01/2039
124,671
California Infrastructure and Economic Development Bank RB Bay
Area Toll Authority Series 2003 A (FGIC) (#Aaa/AA+)
130,000 5.000
(d)
01/01/2028
139,095
California Infrastructure and Economic Development Bank RB
Brightline West Passenger Rail Project Series 2020A-4
(NR/NR)
200,000 8.000
(a)(b)(e)
01/01/2050
206,094
California Infrastructure and Economic Development Bank
Refunding RB Preforming Arts Center of Los Angeles County
Series 2020 (A3/A)
100,000 5.000
12/01/2041
108,304
California Infrastructure and Economic Development Bank
Refunding RB Segerstrom Center for The Arts Series 2024
(NR/A-)
100,000 5.000
01/01/2032
113,389
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
California – (continued)
California Municipal Finance Authority Refunding RB PRS-
California Obligated Group Projects Series 2024A Tax-Exempt
(NR/NR)
$ 100,000 5.000%
04/01/2044
$ 108,477
California Municipal Finance Authority Special Facility RB For
United Airlines International Airport Project Series 2019
(NR/BB)
100,000 4.000
07/15/2029
99,740
California Pollution Control Financing Authority RB San Jose
Water Company Project Series 2016 (NR/A)
100,000 4.750
11/01/2046
100,878
California Pollution Control Financing Authority Solid Waste
Disposal Refunding RB Waste Management Inc. Project Series
2015B-2 (NR/A-/A-2) (PUTABLE)
125,000 3.125
(a)(b)
11/01/2040
124,298
California School Finance Authority RB for Classical Academy
Obligated Group Series 2021 A (NR/BBB-)
100,000 3.000
(e)
10/01/2031
94,629
California Statewide Communities Development Authority Kaiser
Permanente RB Series 2004J (NR/AA-) (PUTABLE)
150,000 5.000
(a)(b)
04/01/2036
165,835
City of Vernon Electric System RB 2021 Series A (Baa1/A-)
100,000 5.000
04/01/2028
106,117
Community Facilities District No. 2021-1 of The Temecula Valley
Unified School District Special Tax Bonds Series 2024
(NR/NR)
100,000 5.000
09/01/2049
103,945
Department of Water and Power of The City of Los Angeles Water
System Variable Rate Demand RB 2019 Series A Subseries
A-2 (Aa2/NR)
120,000 1.300
(a)(b)
07/01/2045
120,000
East Bay Regional Park District 2024 Promissory Notes
(Aaa/AAA)
100,000 4.000
05/01/2043
104,508
Equitable School Revolving Fund California Infrastructure
and Economic Development Bank Series 2024 B
(Social Bonds) (NR/A)
100,000 5.000
11/01/2029
109,109
Folsom Ranch Financing Authority, Community Facilities District
No. 18 Folsom Plan Area-Wide Improvements and Services
Special Tax RB Series 2024 (NR/NR)
100,000 5.000
09/01/2028
104,720
Golden State Tobacco Securitization Corp. Enhanced
Tobacco Settlement Asset-Backed Bonds Series 2015A
(ST APPROP) (Aa3/A+)
125,000 5.000
(d)
06/01/2025
126,369
Lake Tahoe Unified School District GO Bonds Election of 2008
Series 2010 (AGM) (A1/AA)
100,000 0.000
(f)
08/01/2031
81,382
Los Angeles County Public Works Financing Authority
Lease Revenue Refunding Bonds 2015 Series B
(Tax-Exempt) (Aa2/AA+)
100,000 5.000
12/01/2025
102,360
Palomar Health Certificates of Participation Evidencing
Proportionate Undivided Ownership Interests of the Holders
thereof in Installment Payments to be Paid Series 2022A
(AGM) (A1/AA)
100,000 5.250
11/01/2035
112,134

Goldman Sachs Dynamic California Municipal Income ETF
Schedule of Investments
(continued)
November 30, 2024 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
California – (continued)
Public Utilities Commission of The City and County of San
Francisco Wastewater RB 2024 Series C (Aa2/AA)
$ 100,000 5.000%
10/01/2054
$ 111,238
River Islands Public Financing Authority Community Facilities
District No. 2003-1 Special Tax series 2022 (NR/NR)
100,000 5.750
09/01/2052
105,299
Riverside Unified School District Financing Authority California
2024 Special Tax Refunding RB (BAM) (NR/AA)
100,000 5.000
(g)
09/01/2035
119,085
Sacramento City Unified School District 2024 GO Bonds for
Election of 2020 Measure H 2024 Series B (AGM) (A1/AA)
100,000 4.000
08/01/2048
100,884
San Joaquin Hills Transportation Corridor Agency RB Refunding
for Junior Lien Toll Road Series 2014B (NR/A-)
100,000 5.250
01/15/2049
100,141
South San Francisco Unified School District 2016 GO Bonds
Measure J, Series C (Aa1/NR)
105,000 0.000
(f)
09/01/2025
102,668
Southern California Public Power Authority a Public Entity
Organized Under The Laws of The State of California
Southern Transmission System Renewal Project RB 20241
(Aa2/NR)
100,000 5.000
07/01/2049
112,423
State of California GO Various Purpose Refunding Bonds
(Aa2/AA-)
100,000 5.000
03/01/2035
110,374
State of California Tax-Exempt Various Purpose GO Refunding
Bonds (Aa2/AA-)
100,000 5.000
08/01/2025
101,484
State Public Works Board of The State of California Lease RB for
Various Capital Projects Series 2023 D (Aa3/A+)
100,000 5.500
11/01/2028
110,833
Tahoe Forest Hospital District Placer and Nevada Counties 2019
GO Refunding Bonds (Aa3/NR)
100,000 3.000
08/01/2042
89,641
Tejon Ranch Public Facilities Financing Authority Special Tax for
Community Facilities District No. 2008-1 Industrial Complex
Public Improvements series 2024-A (NR/NR)
100,000 5.000
09/01/2042
107,773
The Regents of The University of California  Medical Center
Pooled RB Series 2016-L (Tax-Exempt) (Aa3/AA-)
125,000 5.000
05/15/2032
129,074
Trustees of The California State University Systemwide RB Series
2016A (Aa2/AA-)
125,000 3.125
11/01/2036
122,861
Union Elementary School District Santa Clara County Election of
2014 GO Bonds Series A (Aa1/AA+)
100,000 3.125
09/01/2039
95,486
5,590,755
Guam - 3.3%
Guam Government RB Refunding Series 2021 F (Baa3/NR)
100,000 4.000
01/01/2042
97,850
Guam Power Authority / Revenue Refunding Bonds, 2022 Series A
(Tax-Exempt Forward Delivery) (Baa2/BBB)
100,000 5.000
10/01/2034
110,585
208,435
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Puerto Rico - 7.3%
Puerto Rico Commonwealth GO Restructured Bonds Series 2022
A-1 (NR/NR)
$ 100,000 5.750%
07/01/2031
$ 111,549
49,000 0.000
(f)
07/01/2033
33,955
50,000 4.000
07/01/2033
49,851
25,000 4.000
07/01/2046
23,846
Puerto Rico Sales Tax Financing Corporation Sales Tax Capital
Appreciation Restructured RB Series 2018 A-1 (NR/NR)
75,000 0.000
(f)
07/01/2046
25,409
75,000 0.000
(f)
07/01/2051
18,629
Puerto Rico Sales Tax Financing Corporation Sales Tax Capital
Appreciation Restructured RB Series 2019 A-2 (NR/NR)
100,000 4.329
07/01/2040
100,001
Puerto Rico Sales Tax Financing Corporation Sales Tax
Restructured RB Series 2018 A-1 (NR/NR)
100,000 5.000
07/01/2058
100,451
463,691
Virgin Islands - 1.6%
Matching Fund Special Purpose Securitization Corporation
Matching Fund Securitization Bonds Series 2022A (NR/NR)
100,000 5.000
10/01/2028
104,268
a a
TOTAL MUNICIPAL BONDS
(Cost $6,292,562)
6,367,149
TOTAL INVESTMENTS - 100.2%
(Cost $6,292,562)
$ 6,367,149
LIABILITIES IN EXCESS
OF OTHER ASSETS
- (0.2)%
(12,995)
NET ASSETS - 100.0%
$ 6,354,154
The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
(a)
Variable Rate Demand Instruments – rate shown is that which is in effect on November 30, 2024. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.
(b)
Security with “Put” features and resetting interest rates. Maturity dates disclosed are the puttable dates. Interest rate disclosed is that which is in effect on November 30, 2024.
(c)
Variable or floating rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect on
November 30, 2024.
(d)
Pre-refunded security. Maturity date disclosed is pre-refunding date.
(e)
Exempt from registration under Rule 144A of the Securities Act of 1933.
(f)
Issued with a zero coupon. Income is recognized through the accretion of discount.
(g)
When-issued security.

Goldman Sachs Dynamic California Municipal Income ETF
Schedule of Investments
(continued)
November 30, 2024 (Unaudited)
Additional Investment Information
FUTURES CONTRACTS
— At November 30, 2024, the
Portfolio
had the following futures contracts:
Description
Number of
Contracts
Expiration
Date
Notional
Amount
Unrealized
Appreciation/
(Depreciation)
Short position contracts:
U.S. Treasury Ultra Bond 1 03/20/25 $ (127,219) $ (1,494)
Security ratings disclosed, if any, are issued by either Standard &
Poor’s, Moody’s Investor Service or Fitch and are unaudited. A brief description of the ratings is available in the Fund’s Statement of
Additional Information.
Investment Abbreviations:
AGC - Insured by Assured Guaranty Corp.
AGM - Insured by Assured Guaranty Municipal Corp.
AMT - Alternative Minimum Tax (subject to)
BAM - Build America Mutual Assurance Co.
FGIC - Insured by Financial Guaranty Insurance Co.
GO - General Obligation
RB - Revenue Bond
ST APPROP - State Appropriation

GOLDMAN SACHS DYNAMIC NEW YORK MUNICIPAL INCOME ETF
Schedule of Investments
November 30, 2024 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds - 97.1%
Alabama - 2.1%
Southeast Alabama Gas Supply District Gas Supply RB Refunding
Series 2024B (A1/NR)
$ 125,000 5.000%
(a)(b)
06/01/2049
$ 133,876
a a
Florida - 1.6%
Crosswinds East Community Development District Polk County
Special Assessment Bonds Series 2024 Assessment Area Two
Project (NR/NR)
100,000 5.150
05/01/2044
100,319
a a
Guam - 4.9%
Guam Government RB Refunding Series 2021 F (Baa3/NR)
100,000 4.000
01/01/2042
97,850
Guam Power Authority / Revenue Refunding Bonds, 2022 Series A
(Tax-Exempt Forward Delivery) (Baa2/BBB)
100,000 5.000
10/01/2034
110,586
Port Authority of Guam Port RB 2018 Series B Private Activity
(AMT) (Baa2/A)
100,000 5.000
07/01/2032
103,581
312,017
Nevada - 1.6%
Director of The State of Nevada Department of Business and
Industry RB for Brightline West Passenger Rail Project Series
2020A-4 (NR/NR)
100,000 8.125
(a)(b)
01/01/2050
103,047
a a
New York - 77.9%
Allegany County Capital Resource Corp. RB for Alfred University
Project Series 2024 (NR/BBB+)
25,000 5.250
04/01/2039
27,048
Andover Central School District New York GO Bond Anticipation
Notes 2024 (ST AID WITHHLDG) (NR/NR)
100,000 4.750
06/20/2025
100,769
Build NYC Resource Corporation RB, Manhattan College Project
Series 2017 (NR/BBB)
110,000 4.000
08/01/2042
100,983
Build NYC Resource Corporation Tax-Exempt RB Success
Academy Charter Schools Project Series 2024 (NR/A-)
100,000 5.000
09/01/2032
110,300
City of Troy Capital Resource Corp. Revenue Refunding Bonds
for Rensselaer Polytechnic Institute Project Series 2020A
(Forward Delivery) (A3/BBB+)
125,000 5.000
09/01/2037
135,658
County of Monroe Industrial Development Agency School Facility
RB for Rochester Schools Modernization Project Series 2018
(ST AID WITHHLDG) (Aa2/AA)
100,000 5.000
05/01/2028
108,251
Dormitory Authority of the State of New York Montefiore
Obligated Group RB, Series 2024 (Baa3/BBB-)
100,000 5.000
11/01/2025
101,309
Dormitory Authority of The State of New York NYU Hospitals
Center RB Series 2016A (A1/A+)
50,000 4.000
07/01/2040
50,122
Dormitory Authority of The State of New York Pace University RB
Series 2024A (Baa3/BBB-)
100,000 5.250
05/01/2040
111,346
Dormitory Authority of The State of New York Personal Income
Tax RB Series 2015A (Aa1/AA+)
100,000 3.000
03/15/2025
100,024
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
New York – (continued)
Dormitory Authority of The State of New York State
Personal Income Tax RB General Purpose Series 2018A
(Tax-Exempt) (Aa1/NR)
$ 125,000 5.000%
03/15/2035
$ 128,714
Dormitory Authority of the State of New York White Plains
Hospital Obligated Group RB Series 2024 (AGC) (A1/AA)
100,000 5.250
10/01/2044
111,615
Dutchess County Local Development Corp. RB for Marist College
Project Series 2015A (A2/NR)
100,000 5.000
07/01/2040
100,710
Dutchess County Local Development Corp. RB Nuvance Health
Issue Series 2019B (Baa3/BBB)
100,000 4.000
07/01/2044
95,913
Frontier Central School District GO Bond Anticipation Notes
Series B (ST AID WITHHLDG) (NR/NR)
100,000 4.500
07/17/2025
100,990
Long Island Power Authority Electric System General RB Series
2019A (A2/A)
105,000 3.000
09/01/2036
98,988
Metropolitan Transportation Authority Dedicated Tax Green Fund
Bonds Series 2016B-1 (NR/AA)
100,000 5.000
11/15/2036
103,319
Metropolitan Transportation Authority RB Refunding Green Bond
Series 2024A (A3/A-)
50,000 5.000
11/15/2039
55,907
Metropolitan Transportation Authority RB Refunding Green Bond
Series 2024A (BAM) (A3/AA)
100,000 4.000
11/15/2048
99,745
Metropolitan Transportation Authority Transportation RB, Series
2015A-1 (A3/A-)
100,000 5.000
11/15/2045
100,302
Monroe County Industrial Development Corp. RB for University of
Rochester Project Series 2020A (Tax-Exempt) (Aa3/AA-)
125,000 4.000
07/01/2050
124,925
New York City Industrial Development Agency Pilot Revenue
Refunding Bonds Yankee Stadium Project Series 2020A
(Tax-Exempt) (AGM) (A1/AA)
115,000 5.000
03/01/2028
122,678
New York City Industrial Development Agency RB Refunding for
Queens Ballpark Co. LLC Series 2021 A (AGM) (A1/AA)
100,000 3.000
01/01/2046
82,522
New York City Municipal Water Finance Authority Water and
Sewer System Second General Resolution RB Fiscal Series
2018-DD (Aa1/AA+)
125,000 5.000
06/15/2040
131,406
New York City Municipal Water Finance Authority Waterand Sewer
System Second General Resolution RB Fiscal 2015 Series FF
(Aa1/AA+)
75,000 5.000
(c)
06/15/2025
75,804
New York City Transitional Finance Authority Future Tax Secured
Subordinate Bonds Fiscal 2023 Series D Subseries D-1 Tax-
Exempt Bonds (Aa1/AAA)
100,000 5.000
11/01/2026
104,435
New York City Transitional Finance Authority Future Tax Secured
Tax-Exempt Subordinate Bonds Fiscal 2016 Series F
(Aa1/AAA)
100,000 3.000
02/01/2039
92,308

GOLDMAN SACHS DYNAMIC NEW YORK MUNICIPAL INCOME ETF
Schedule of Investments
(continued)
November 30, 2024 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
New York – (continued)
New York Liberty Development Corp. RB Refunding for 3 World
Trade Center LLC Series 2014 (NR/NR)
$ 100,000 5.000%
(d)
11/15/2044
$ 100,055
New York State Environmental Facilities Corp. Solid Waste
Disposal Refunding RB for Waste Management, Inc. Project
Series 2012 (NR/A-/A-2) (PUTABLE)
100,000 4.250
(a)(b)
05/01/2030
100,050
New York State Housing Finance Agency State Personal Income
Tax RB 2024 Series A-2 (Aa1/NR)
100,000 3.450
(a)(b)
06/15/2054
100,576
New York State Thruway Authority New York General Revenue
Refunding Bonds Series Q (Aa3/A+)
100,000 5.000
01/01/2032
114,699
New York Transportation Development Corp. RB for Delta Air
Lines, Inc. Series 2018 (Baa3/NR)
100,000 5.000
01/01/2029
103,949
New York Transportation Development Corporation
Special Facilities Bonds, Series 2016A
125,000 4.000
07/01/2035
124,632
New York Transportation Development
Corporation Special Facilities RB, Series 2024
100,000 5.250
06/30/2049
106,127
New York Transportation Development Corporation Terminal 4
John F. Kennedy International Airport Project Special Facility
RB Series 2020C (Tax-Exempt/NON-AMT) (Baa1/BBB)
100,000 4.000
12/01/2042
98,897
Oneida County Local Development Corp. RB Refunding for
Mohawk Valley Health System Obligated Group Project Series
2019 A (AGM) (NR/AA)
100,000 4.000
12/01/2049
97,153
Oneida Indian Nation Tax RB Series 2024B
(Federally Tax-Exempt) (NR/NR)
100,000 6.000
(d)
09/01/2043
110,648
Sauquoit Valley Central School District GO Bond Anticipation
Notes 2024 (ST AID WITHHLDG) (NR/NR)
100,000 4.375
08/01/2025
100,603
State of New York Dormitory Authority Northwell Health
Obligated Group RB Series 2022A (A3/A-)
120,000 5.000
05/01/2052
127,883
The City of New York GO Bonds Fiscal 2022 Series B and C Tax-
Exempt Bonds, Series C (Aa2/AA)
100,000 5.000
08/01/2027
106,118
The City of New York GO Bonds Fiscal 2023 Series E Tax-Exempt
Bonds, Subseries E-1 (Aa2/AA)
100,000 5.000
04/01/2025
100,670
The Port Authority of New York and New Jersey Consolidated
Bonds Two Hundred Twenty-Sixth Series (Aa3/AA-)
110,000 5.000
10/15/2027
115,246
100,000 5.000
10/15/2041
106,725
The Trust for Cultural Resources of the City of New York Revenue
and Refunding Bonds Series 2024A (Aa3/AA-)
100,000 5.000
07/15/2054
109,506
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
New York – (continued)
Triborough Bridge & Tunnel Authority Sales Tax RB Subseries
2024A-1 (NR/AA+)
$ 100,000 5.000%
05/15/2054
$ 108,874
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
New York – (continued)
Triborough Bridge and Tunnel Authority MTA Bridges and
Tunnels Payroll Mobility Tax Senior Lien Bonds Series 2022C
(NR/AA+)
$ 100,000 5.250%
05/15/2052
$ 109,614
Triborough Bridge and Tunnel Authority MTA Bridges and Tunnels
Payroll Mobility Tax Senior Lien Refunding Bonds Series
2022B (NR/AA+)
100,000 4.000
05/15/2026
101,835
Yonkers Economic Development Corp. RB Refunding for Charter
School of Educational Excellence Series 2020 A (NR/BB)
100,000 4.000
10/15/2030
100,489
4,920,440
Puerto Rico - 7.3%
Puerto Rico Commonwealth GO Restructured Bonds Series 2022
A-1 (NR/NR)
100,000 5.750
07/01/2031
111,549
49,000 0.000
(e)
07/01/2033
33,955
50,000 4.000
07/01/2033
49,851
25,000 4.000
07/01/2046
23,846
Puerto Rico Sales Tax Financing Corporation Sales Tax Capital
Appreciation Restructured RB Series 2018 A-1 (NR/NR)
75,000 0.000
(e)
07/01/2046
25,409
75,000 0.000
(e)
07/01/2051
18,629
Puerto Rico Sales Tax Financing Corporation Sales Tax Capital
Appreciation Restructured RB Series 2019 A-2 (NR/NR)
100,000 4.329
07/01/2040
100,001
Puerto Rico Sales Tax Financing Corporation Sales Tax
Restructured RB Series 2018 A-1 (NR/NR)
100,000 5.000
07/01/2058
100,451
463,691
Virgin Islands - 1.7%
Matching Fund Special Purpose Securitization Corporation
Matching Fund Securitization Bonds Series 2022A (NR/NR)
100,000 5.000
10/01/2028
104,268
a a
TOTAL MUNICIPAL BONDS
(Cost $6,087,035)
6,137,658
TOTAL INVESTMENTS - 97.1%
(Cost $6,087,035)
$ 6,137,658
OTHER ASSETS IN EXCESS
OF LIABILITIES - 2.9%
181,620
NET ASSETS - 100.0%
$ 6,319,278
The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
(a)
Variable Rate Demand Instruments – rate shown is that which is in effect on November 30, 2024. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.
(b)
Security with “Put” features and resetting interest rates. Maturity dates disclosed are the puttable dates. Interest rate disclosed is that which is in effect on November 30, 2024.
(c)
Pre-refunded security. Maturity date disclosed is pre-refunding date.
(d)
Exempt from registration under Rule 144A of the Securities Act of 1933.
(e)
Issued with a zero coupon. Income is recognized through the accretion of discount.

GOLDMAN SACHS DYNAMIC NEW YORK MUNICIPAL INCOME ETF
Schedule of Investments
(continued)
November 30, 2024 (Unaudited)
Additional Investment Information
FUTURES CONTRACTS
— At November 30, 2024, the
Portfolio
had the following futures contracts:
Description
Number of
Contracts
Expiration
Date
Notional
Amount
Unrealized
Appreciation/
(Depreciation)
Short position contracts:
U.S. Treasury Ultra Bond 1 03/20/25 $ (127,219) $ (1,494)
Security ratings disclosed, if any, are issued by either Standard &
Poor’s, Moody’s Investor Service or Fitch and are unaudited. A brief description of the ratings is available in the Fund’s Statement of
Additional Information.
Investment Abbreviations:
AGC - Insured by Assured Guaranty Corp.
AGM - Insured by Assured Guaranty Municipal Corp.
AMT - Alternative Minimum Tax (subject to)
BAM - Build America Mutual Assurance Co.
GO - General Obligation
MTA - Metropolitan Transportation Authority
RB - Revenue Bond
ST AID
WITHHLDG
-
State Aid Withholding

GOLDMAN SACHS MUNICIPAL INCOME ETF
Schedule of Investments
November 30, 2024 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds - 98.7%
Alabama - 5.1%
Alabama Housing Finance Authority Collateralized
Single Family Mortgage RB 2024 Series C Bonds
(NON-AMT) (GNMA/FNMA/FHLMC) (Aaa/NR)
$ 100,000 4.450%
10/01/2044
$ 102,083
Southeast Alabama Gas Supply District Gas Supply RB Refunding
Series 2024B (A1/NR)
125,000 5.000
(a)(b)
06/01/2049
133,876
The Black Belt Energy District Gas Supply RB Series 2021A
(Aa1/NR)
150,000 4.000
(a)(b)
06/01/2051
152,006
387,965
Arizona - 3.1%
City of Chandler IDA RB for Intel Corp. Project Series 2022-2
(Baa1/BBB+)
100,000 5.000
(a)(b)
09/01/2052
102,771
City of Phoenix Civic Improvement Corporation Junior Lien
Airport RB Series 2019B (AMT) (Aa3/A+)
125,000 5.000
07/01/2035
132,249
235,020
California - 2.9%
California Health Facilities Financing Authority RB Scripps Health
Series 2024B (NR/AA-)
100,000 5.000
(a)(b)
11/15/2061
111,960
California Infrastructure & Economic Development Bank (NR/A)
100,000 5.000
11/01/2029
109,109
221,069
Colorado - 4.2%
Colorado Health Facilities Authority RB Refunding for
CommonSpirit Health Obligated Group Series 2019 A-2
(A3/A-)
100,000 5.000
08/01/2038
105,977
Denver Health & Hospital Authority RB Series 2019 A (NR/BBB)
110,000 4.000
12/01/2040
106,405
Trails at Crowfoot Metropolitan District No. 3 in the Town of
Parker Colorado GO Limited Tax Refunding Bonds Series
2024A (AGC) (NR/AA)
100,000 5.000
12/01/2027
106,050
318,432
Connecticut - 1.3%
State of Connecticut GO Bonds Series 2024A (Aa3/AA-)
100,000 5.000
01/15/2025
100,219
a a
District of Columbia - 1.3%
Metropolitan Washington Airports Authority Dulles Toll Road
Subordinate Lien Revenue Refunding Bonds for Dulles
Metrorail and Capital Improvement Projects Series 2019B
(Baa2/A-)
100,000 4.000
10/01/2035
101,366
a a
Florida - 12.8%
Aventura Isles Community Development District Miami-Dade
County Florida Special Assessment Refunding Bonds Series
2024 (NR/NR)
200,000 5.000
05/01/2027
204,961
Crossings Community Development District Osceola County
Special Assessment Bonds Series 2024 (NR/NR)
100,000 5.350
05/01/2044
101,092
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Florida – (continued)
Florida Development Finance Corp. Educational Facilities RB
for Saint Andrew's School of Boca Raton, Inc. Project Series
2024A (NR/BBB+)
$ 125,000 5.250%
06/01/2044
$ 132,568
Housing Finance Authority of Hillsborough County Multifamily
Housing Zion Village RB Series 2024 (Aaa/NR)
100,000 3.250
(a)(b)
09/01/2042
99,952
Liberty Cove Community Development District Special
Assessment RB Series 2024 (NR/NR)
100,000 4.800
05/01/2031
100,410
Orange County Health Facilities Authority Hospital RB Orlando
Health Obligated Group Series 2023A (A2/A+)
100,000 5.000
10/01/2038
112,120
Seminole County Sales Tax Revenue Refunding Bonds Series
2005B (NATL) (Aa1/AA)
115,000 5.250
10/01/2026
120,234
South Broward Hospital District Refunding RB for South Broward
Hospital District Obligated Group Series 2016 (Aa3/AA)
100,000 5.000
05/01/2028
102,904
974,241
Georgia - 1.2%
Development Authority of The Unified Government of Athens-
Clarke County Georgia University of Georgia Project - Bolton
Commons LLC Refunding RB Series 2024 (Aa3/NR)
100,000 3.000
06/15/2039
92,186
a a
Guam - 1.3%
Guam Government RB Refunding Series 2021 F (Baa3/NR)
100,000 4.000
01/01/2042
97,850
a a
Illinois - 10.8%
City of Chicago Chicago O’Hare International Airport General
Airport Senior Lien RB Series 2017D (AMT) (NR/A+)
135,000 5.000
01/01/2035
137,781
City of Chicago GO Bonds Series 2024A (NR/BBB+)
100,000 5.000
01/01/2041
104,058
City of Springfield IL Electric Revenue (BAM) (A3/AA)
100,000 5.000
(c)
03/01/2030
109,581
Metropolitan Pier and Exposition Authority RB Refunding for
McCormick Place Expansion Project Series 2024 B (NR/A)
100,000 5.000
06/15/2053
106,240
Sales Tax Securitization Corp. Second Lien Sales Tax
Securitization Bonds Series 2020A (NR/AA-)
100,000 5.000
01/01/2026
102,267
State of Illinois GO Bonds Series of May 2024B (A3/A-)
135,000 5.250
05/01/2043
149,512
Will County Forest Preserve District (Aa1/NR)
100,000 5.000
12/15/2042
111,106
820,545
Indiana - 2.8%
City of Whiting Environmental Facilities Refunding RB for
BP Products North America Inc. Project Series 2019A
(A1/A-) (PUTABLE)
100,000 5.000
(a)(b)
12/01/2044
101,787
The Indianapolis Local Public Improvement Bond Bank Bonds
Series 2024E (NR/AA-)
100,000 5.000
02/01/2030
109,608
211,395

GOLDMAN SACHS MUNICIPAL INCOME ETF
Schedule of Investments
(continued)
November 30, 2024 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Minnesota - 1.4%
Minneapolis St. Paul Metropolitan Airports Commisson
Subordinate Airport RB Series 2024B (AMT) (NR/A+)
$ 100,000 5.000%
01/01/2039
$ 107,787
a a
Nevada - 1.4%
Director of The State of Nevada Department of Business and
Industry RB for Brightline West Passenger Rail Project Series
2020A-4 (NR/NR)
100,000 8.125
(a)(b)
01/01/2050
103,047
a a
New Hampshire - 1.4%
National Finance Authority RB for Presbyterian Senior Living
Project Series 2023A (NR/NR)
100,000 5.250
07/01/2048
106,553
a a
New Jersey - 1.4%
New Jersey Transportation Trust Fund Authority Transportation
System Bonds 2021 Series A (A2/A-)
100,000 4.000
06/15/2035
102,398
a a
New York - 9.3%
Andover Central School District New York GO Bond Anticipation
Notes 2024 (ST AID WITHHLDG) (NR/NR)
100,000 4.750
06/20/2025
100,769
City of Troy Capital Resource Corp. Revenue Refunding Bonds
for Rensselaer Polytechnic Institute Project Series 2020A
(Forward Delivery) (A3/BBB+)
100,000 5.000
09/01/2037
108,527
Metropolitan Transportation Authority RB Refunding Green Bond
Series 2024A (BAM) (A3/AA)
100,000 4.000
11/15/2048
99,745
Metropolitan Transportation Authority Transportation RB, Series
2015A-1 (A3/A-)
100,000 5.000
11/15/2045
100,302
New York Transportation Development Corporation Terminal 4
John F. Kennedy International Airport Project Special Facility
RB Series 2020C (Tax-Exempt/NON-AMT) (Baa1/BBB)
100,000 4.000
12/01/2042
98,897
Sauquoit Valley Central School District GO Bond Anticipation
Notes 2024 (ST AID WITHHLDG) (NR/NR)
100,000 4.375
08/01/2025
100,603
The City of New York General Obligation Bonds Fiscal 2015 Series
F Subseries F-5 (Aa2/AA/A-1)
100,000 2.000
(a)(b)
06/01/2044
100,000
708,843
Ohio - 2.8%
Columbus-Franklin County Finance Authority Multifamily
Housing RB Westerville Crossing Apartments Series 2024B
(Aaa/NR)
100,000 5.000
(a)(b)
12/01/2028
105,433
State of Ohio Higher Educational Facility Commission State of
Ohio Higher Educational Facility RB Xavier University 2024
Project (Baa1/NR)
100,000 5.000
05/01/2040
108,806
214,239
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Pennsylvania - 2.7%
Acts Retirement Life Communities, Inc. Obligated Group
Montgomery County Industrial Development Authority
Retirement Communities RB Series 2016 (NR/NR)
$ 100,000 5.000%
11/15/2033
$ 102,616
Commonwealth of Pennsylvania GO Bonds First Series of 2024
Bid Group B (Aa2/A+)
100,000 4.000
08/15/2044
101,045
203,661
Puerto Rico - 4.4%
Puerto Rico Commonwealth GO Restructured Bonds Series 2022
A-1 (NR/NR)
50,000 4.000
07/01/2033
49,851
25,000 4.000
07/01/2046
23,846
Puerto Rico Sales Tax Financing Corporation Sales Tax Capital
Appreciation Restructured RB Series 2018 A-1 (NR/NR)
140,000 0.000
(d)
07/01/2046
47,430
50,000 0.000
(d)
07/01/2051
12,419
Puerto Rico Sales Tax Financing Corporation Sales Tax Capital
Appreciation Restructured RB Series 2019 A-2 (NR/NR)
100,000 4.329
07/01/2040
100,001
Puerto Rico Sales Tax Financing Corporation Sales Tax
Restructured RB Series 2018 A-1 (NR/NR)
100,000 5.000
07/01/2058
100,451
333,998
Rhode Island - 1.5%
Providence Public Buildings Authority Capital Improvement
Program Projects RB 2024 Series A (AGC) (A1/AA)
100,000 5.250
09/15/2041
112,514
a a
South Carolina - 2.7%
South Carolina Jobs-Economic Development Authority (NR/BB)
100,000 5.000
11/15/2030
105,623
South Carolina Public Service Authority Revenue Refunding
Obligations Santee Cooper Consisting of Series 2024-B
(Tax-Exempt) (A3/A-)
100,000 4.125
12/01/2044
101,178
206,801
Texas - 14.5%
Alief Independent School District Texas Unlimited Tax
School Building and Refunding Bonds Series 2016
(PSF-GTD) (Aaa/NR)
100,000 5.000
02/15/2025
100,411
Arlington Higher Education Finance Corporation Education
RB Riverwalk Education Foundation Inc. Series 2022
(PSF-GTD) (NR/AAA)
100,000 5.000
08/15/2027
105,915
Austin Affordable PFC Inc. Multifamily Housing RB Series 2024B
(FNMA COLL) (Aaa/NR)
100,000 5.000
(a)(b)
09/01/2028
104,662
City of Celina Texas a Municipal Corp. of The State of Texas
Located in Collin and Denton Counties Special Assessment
RB Series 2024 (BAM) (NR/AA)
100,000 5.000
09/01/2028
105,906
Karnes County Hospital District A Political Subdivision of The
State of Texas Located In Karnes County Adjustable-Rate
Hospital Revenue Refunding Bonds Series 2024 (NR/NR)
125,000 5.000
(a)(b)
02/01/2044
131,671

GOLDMAN SACHS MUNICIPAL INCOME ETF
Schedule of Investments
(continued)
November 30, 2024 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Texas – (continued)
Lower Colorado River Authority / Transmission Contract
Refunding RB Transmission Services Corporation Project
Series 2015 (NR/A)
$ 100,000 5.000%
05/15/2045
$ 100,450
Nueces River Authority Water Supply Facilities Revenue Refunding
Bonds for City of Corpus Christi Lake Texana Project Series
2015 (NR/AA-)
100,000 5.000
07/15/2026
101,152
Socorro Independent School District Unlimited Tax Refunding
Bonds Series 2017B (PSF-GTD) (Aaa/NR)
120,000 5.000
08/15/2027
127,227
Texas Transportation Commission Central Texas Turnpike System
First Tier Revenue Refunding Put Bonds Series 2024-B (A2/A)
100,000 5.000
(a)(b)
08/15/2042
107,864
Trinity River Authority Central Regional Wastewater System
Revenue (NR/AAA)
100,000 5.000
08/01/2043
111,423
1,096,681
Utah - 1.4%
Salt Lake City Airport RB Salt Lake City International Airport
Series 2017A (AMT) (A2/A+)
100,000 5.000
07/01/2036
102,762
a a
Virgin Islands - 1.4%
Matching Fund Special Purpose Securitization Corporation
Matching Fund Securitization Bonds Series 2022A (NR/NR)
100,000 5.000
10/01/2028
104,268
a a
Washington - 4.3%
Fircrest Properties Lease RB Series 2024 Sustainability Bonds
State of Washington DSHS Project (NR/AA)
100,000 5.000
06/01/2032
113,458
Port of Seattle Intermediate Lien Revenue and Refunding Bonds
Series 2024B (AMT) (A1/AA-)
100,000 5.000
07/01/2029
106,666
Washington State Convention Center Public Facilities District
(NR/NR)
100,000 4.000
07/01/2031
102,614
322,738
Wisconsin - 1.3%
City of Milwaukee GO Corporate Purpose Bonds Series 2017 B5
(NR/A-)
100,000 4.000
04/01/2028
101,248
a a
TOTAL MUNICIPAL BONDS
(Cost $7,443,156)
7,487,826
TOTAL INVESTMENTS - 98.7%
(Cost $7,443,156)
$ 7,487,826
OTHER ASSETS IN EXCESS
OF LIABILITIES - 1.3%
95,282
NET ASSETS - 100.0%
$ 7,583,108
The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
(a)
Variable Rate Demand Instruments – rate shown is that which is in effect on November 30, 2024. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.
(b)
Security with “Put” features and resetting interest rates. Maturity dates disclosed are the puttable dates. Interest rate disclosed is that which is in effect on November 30, 2024.
(c)
When-issued security.
(d)
Issued with a zero coupon. Income is recognized through the accretion of discount.

GOLDMAN SACHS MUNICIPAL INCOME ETF
Schedule of Investments
(continued)
November 30, 2024 (Unaudited)
Additional Investment Information
FUTURES CONTRACTS
— At November 30, 2024, the
Portfolio
had the following futures contracts:
Description
Number of
Contracts
Expiration
Date
Notional
Amount
Unrealized
Appreciation/
(Depreciation)
Short position contracts:
U.S. Treasury Ultra Bond 1 03/20/25 $ (127,219) $ (1,494)
Security ratings disclosed, if any, are issued by either Standard &
Poor’s, Moody’s Investor Service or Fitch and are unaudited. A brief description of the ratings is available in the Fund’s Statement of
Additional Information.
Investment Abbreviations:
AGC - Insured by Assured Guaranty Corp.
AMT - Alternative Minimum Tax (subject to)
BAM - Build America Mutual Assurance Co.
FHLMC - Insured  by Federal Home Loan Mortgage Corp.
FNMA - Insured by Federal National Mortgage Association
GNMA - Insured by Government National Mortgage
Association
GO - General Obligation
IDA - Industrial Development Agency
NATL - National Public Finance Guarantee Corp.
PSF-GTD - Guaranteed by Permanent School Fund
RB - Revenue Bond
ST AID
WITHHLDG
-
State Aid Withholding

GOLDMAN SACHS ULTRA SHORT MUNICIPAL INCOME ETF
Schedule of Investments
November 30, 2024 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds - 94.5%
Alabama - 0.2%
Cherokee County Board of Education Special Tax School Warrants
Sales Tax Series 2019 (A1/NR)
$ 15,000 5.000%
12/01/2025
$ 15,280
a a
Alaska - 0.7%
Alaska Municipal Bond Bank GO and Refunding Bonds Series
2016-2 (NR/AA-)
15,000 5.000
12/01/2024
15,000
Municipality of Anchorage 2014 GO Refunding Bonds Series B
General Purpose (NR/AA-)
30,000 5.000
09/01/2025
30,027
45,027
Arizona - 1.0%
Arizona Health Facilities Authority RB Scottsdale Lincoln
Hospitals Project Series 2014A (A2/NR)
35,000 5.000
12/01/2024
35,000
Arizona Transportation Board Highway Revenue Refunding Bonds
Series 2016 (Aa1/AA+)
10,000 5.000
07/01/2026
10,352
Pendergast Elementary School District No 92 of Maricopa County
Arizona School Improvement Bonds Project of 2021 Series B
2023 (Aa2/NR)
20,000 5.000
07/01/2025
20,222
65,574
California - 2.5%
California Municipal Finance Authority Solid Waste Disposal
Refunding RB Republic Services, Inc. Project Series 2021A
(NR/BBB+/A-2) (PUTABLE)
150,000 3.800
(a)(b)
07/01/2041
149,950
San Diego County Regional Airport Authority Subordinate Airport
RB Series 2017B (AMT) (A1/A)
10,000 5.000
07/01/2025
10,088
160,038
Colorado - 1.5%
City of Wheat Ridge Colorado Sales & Use Tax RB Series 2017A
(NR/AA-)
45,000 4.000
12/01/2025
45,000
School District No. 1 in the City and County of Denver and
State of Colorado GO Refunding Bonds Series 2016
(ST AID WITHHLDG) (Aa1/AA+)
50,000 5.000
12/01/2024
50,000
95,000
Connecticut - 1.0%
State of Connecticut GO Refunding Bonds 2017 Series B
(Aa3/AA-)
10,000 5.000
04/15/2025
10,072
State of Connecticut Health and Educational Facility Authority
Revenue Refunding Bonds Connecticut State University
System Issue Series L (Aa3/AA-)
50,000 4.000
11/01/2025
50,033
60,105
Florida - 4.8%
Citizens Property Insurance Corporation Coastal Account Senior
Secured Bonds Series 2015A-1 (Aa2/NR)
35,000 5.000
(c)
12/01/2024
35,000
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Florida – (continued)
City of Cape Coral Water & Sewer Refunding RB Series 2017
(A1/A+)
$ 40,000 5.000%
10/01/2025
$ 40,623
Greater Orlando Aviation Authority Priority Subordinated Airport
Facilities Refunding RB for The City of Orlando Series 2016
(AMT) (Aa3/AA-)
30,000 5.000
10/01/2025
30,381
Miami-Dade County GO Bonds for Public Health Trust Program
Series 2021A (NR/AA)
30,000 5.000
07/01/2026
31,022
North Sumter County Utility Dependent District RB for Central
Sumter Utility Series 2019 (NR/A)
70,000 5.000
10/01/2026
72,153
State of Florida Department of Transportation  Turnpike Revenue
Refunding Bonds Series 2015B (Aa2/NR)
45,000 5.000
07/01/2026
45,521
The School Board of Miami-Dade County Certificates of
Participation Series 2015A (A1/A+)
25,000 5.000
05/01/2026
25,206
West Palm Beach Community Redevelopment Agency Tax
Increment Revenue Refunding Bonds Series 2015 City Center
Community Redevelopment Area (NR/A)
20,000 5.000
03/01/2025
20,084
299,990
Georgia - 0.4%
Gwinnett Cnty GA Dev Auth CTFS Partner Cops Gwinnett County
Public School Project 2006 (NATL) (Aa1/AA+)
25,000 5.250
01/01/2025
25,038
a a
Idaho - 2.2%
American Falls Idaho Reservoir Dist Replacement Dam Ref-Var
Rate Idaho Pwr Co 2000 (Baa1/BBB/A-2)
135,000 3.450
(a)(b)
02/01/2025
135,000
a a
Illinois - 9.0%
Chicago Park District GO LT Refunding Bonds Series 2023C
(NR/AA-)
25,000 5.000
01/01/2026
25,484
City of Chicago O'Hare International Airport General Airport
Senior Lien Revenue Refunding Bonds Series 2015B
(NON-AMT) (NR/A+)
30,000 5.000
01/01/2026
30,039
Community College District No. 505 Counties of Champaign
Coles Dewitt, Douglas Edgar Ford Iroquois Livingston
Mclean Moultrie Piattand Vermilion and State of Illinois GO
Refunding Bonds Series 2018B (NR/AA)
35,000 5.000
12/01/2026
36,310
Community High School District Number 88 Dupage County
Addison Trail and Willowbrook High Schools GO Refunding
School Bonds Series 2016 (Aa1/NR)
10,000 5.000
01/15/2025
10,018
Illinois Finance Authority Clean Water Initiative Revolving Fund
RB Series 2016 (NR/AAA)
50,000 5.000
01/01/2027
51,031
Illinois Finance Authority RB Rush University Medical Center
Obligated Group Series 2015A (A1/A+)
60,000 5.000
11/15/2025
60,454
50,000 5.000
11/15/2026
50,375

GOLDMAN SACHS ULTRA SHORT MUNICIPAL INCOME ETF
Schedule of Investments
(continued)
November 30, 2024 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Illinois – (continued)
Rock Island School District No. 41 GO Refunding School Bonds
Series 2018 (Aa3/NR)
$ 45,000 4.000%
12/01/2025
$ 45,400
School District Number 100 Cook County Illinois Berwyn South
GO Refunding School Bonds Series 2019C (BAM) (NR/AA)
75,000 5.000
12/01/2025
76,420
School District Number 81 Cook County Illinois Schiller Park GO
School Bonds Series 2020 (NR/AA-)
30,000 4.000
12/01/2025
30,243
State of Illinois GO Bonds Series of December 2017A (A3/A-)
75,000 5.000
12/01/2025
76,388
State of Illinois GO Bonds Series of December 2021A (A3/A-)
10,000 5.000
12/01/2024
10,000
State of Illinois GO Bonds Series of May 2014 (A3/A-)
60,000 5.000
05/01/2025
60,113
562,275
Indiana - 3.0%
Hamilton County Indiana County Bridge Improvement Bonds
Series 2022 (ST INTERCEPT) (NR/AAA)
25,000 5.000
12/31/2024
25,037
Indiana Finance Authority RB Series 2016A (NR/A+)
50,000 5.000
03/01/2026
50,941
Indiana Health Facility Financing Authority RB Ascension Health
Subordinate Credit Group Series 2005A-6 (Aa3/NR)
35,000 4.000
10/01/2025
35,261
Laporte Multi-School Building Corporation Ad Valorem
Property Tax First Mortgage Bonds Series 2017A
(ST INTERCEPT) (NR/AA+)
10,000 3.000
01/15/2025
9,991
Lebanon Community School Corporation Boone County Indiana
GO Bonds of 2023 (ST INTERCEPT) (NR/AA+)
30,000 5.000
01/15/2025
30,055
Lebanon Middle School Building Corporation Boone County
Indiana Unlimited Ad Valorem Property Tax First Mortgage
Bonds Series 2022 (ST INTERCEPT) (NR/AA+)
15,000 5.000
01/15/2025
15,027
The Indianapolis Local Public Improvement Bond Bank
Community Justice Campus Bonds Courthouse and Jail
Project Series 2019A (Aa1/NR)
20,000 5.000
02/01/2025
20,058
186,370
Kansas - 0.8%
City of Olathe GO Temporary Notes Series 2024-A (NR/SP-1+)
15,000 5.000
08/01/2025
15,205
Kansas Development Finance Authority Refunding RB State of
Kansas Projects Series 2020R (Aa3/A+)
35,000 5.000
11/01/2025
35,623
50,828
Kentucky - 0.9%
The Turnpike Authority of Kentucky Economic Development
Road Revenue and Revenue Refunding Bonds Reviitalization
Projects Economic Development Road RB Revitalization
Projects 2015 Series A (Aa2/A)
55,000 5.000
07/01/2026
55,602
a a
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Louisiana - 1.3%
Board of Supervisors of Louisiana State Universityand Agricultural
and Mechanical College Auxiliary Revenue Refunding Bonds
Series 2016A (A2/NR)
$ 50,000 5.000%
07/01/2026
$ 51,205
St. Tammany Parish Wide School District No. 12 GO School Bonds
Series 2017A (NR/AA)
25,000 5.000
03/01/2025
25,106
State of Louisiana GO Bonds Series 2015-A (Aa2/AA)
5,000 5.000
05/01/2026
5,040
81,351
Maine - 0.2%
University of Maine System RB Series 2023 (NR/AA-)
15,000 5.000
03/01/2025
15,065
a a
Maryland - 3.7%
City of Baltimore Refunding RB for Wastewater Projects Series
2014D (Aa3/A+)
30,000 5.000
07/01/2026
30,046
Washington Suburban Sanitary District Montgomeryand Prince
George'S Counties Maryland GO Multi-Modal Bond
Anticipation Notes (CNTY-GTD) (Aaa/NR)
200,000 2.000
(a)(b)
06/01/2027
200,000
230,046
Michigan - 0.6%
Board of Governors of Wayne State University General RB Series
2018A (Aa3/A+)
5,000 5.000
11/15/2026
5,086
County of Grand Traverse Hospital Finance Authority Revenue
and Revenue Refunding Bonds Munson Healthcare Obligated
Group Series 2021 (A1/NR)
10,000 5.000
07/01/2025
10,094
Michigan Finance Authority Hospital Revenue Refunding Bonds
Mclaren Health Care Series 2015A (A1/NR)
25,000 5.000
05/15/2026
25,197
40,377
Minnesota - 1.2%
City of Andover Minnesota GO Tax Abatement Bonds Series
2019A (NR/AA+)
5,000 5.000
02/01/2025
5,015
City of Minneapolisand The Housing and Redevelopment Authority
of The City of Saint Paul Minnesota Health Care System
Revenue Refunding Bonds Series 2017A (A1/A+)
10,000 5.000
11/15/2025
10,138
City of St. Cloud Minnesota Health Care RB Series 2016A
(A2/NR)
10,000 5.000
05/01/2026
10,260
Independent School District No. 833 South Washington County
Independent School District No. 833 GO School Building
Refunding Bonds Series 2016B (SD CRED PROG) (Aa1/NR)
50,000 3.000
02/01/2026
49,737
75,150
Mississippi - 3.3%
Mississippi Business Finance Corporation Solid Waste Disposal
Facilities RB Series 1995 (A3/P-2/A-/A-2)
200,000 2.600
(a)(b)
07/01/2025
200,000

GOLDMAN SACHS ULTRA SHORT MUNICIPAL INCOME ETF
Schedule of Investments
(continued)
November 30, 2024 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Mississippi – (continued)
Mississippi Development Bank Special Obligation Bonds Series
2015A Jackson Public School District General Obligation
Refunding Bond Project Series 2015B (NR/A+)
$ 10,000 5.000%
04/01/2025
$ 10,052
210,052
Missouri - 3.1%
City of Kansas City Missouri Sanitary Sewer System Improvement
and Refunding RB Series 2016A (Aa2/AA)
40,000 5.000
01/01/2026
40,062
Healthand Educational Facilities Authority of The State of Missouri
Health Facilities RB Mosaic Health System Series 2019A
(A1/NR)
100,000 5.000
02/15/2026
101,926
The City of St. Louis Airport Refunding and Airport RB St. Louis
Lambert International Airport 2017B (AGM) (A1/AA)
50,000 5.000
07/01/2025
50,449
192,437
Nebraska - 0.6%
Nebraska Investment Finance Authority Nebraska Investment
Finance Authority Single Family Housing RB 2021 Series C
(NON-AMT) (GNMA/FNMA/FHLMC) (NR/AAA)
40,000 5.000
09/01/2025
40,436
a a
Nevada - 2.3%
Clark County School District GO Limited Tax Building and
Refunding Bonds Series 2015C (A1/AA-)
35,000 5.000
06/15/2026
35,713
Clark County School District Nevada GO Limited Tax School
Bonds Additionally Secured by Pledged Revenues Series
2015D (A1/AA-)
30,000 5.000
06/15/2026
30,611
State of Nevada Highway Revenue Motor Vehicle Fuel Tax
Improvement and Refunding Bonds, Series 2016 (Aa1/AAA)
75,000 5.000
12/01/2024
75,000
141,324
New Jersey - 5.4%
Jersey City Redevelopment Agency Hudson County Project
Note Bayfront Redevelopment Project Series 2023A
(Tax-Exempt) (MUN GOVT GTD) (A1/NR)
100,000 4.000
12/13/2024
100,017
New Jersey Economic Development Authority School Facilities
Construction Refunding Bonds Series 2015 - XX (A2/A-)
120,000 4.250
06/15/2026
120,574
New Jersey Transportation Tr Fd Auth Floaters 963-D
(NATL) (A2/A-)
20,000 5.750
06/15/2025
20,266
New Jersey Transportation Trust Fund Authority RB for
Transportation System Series 2019 A (A2/A-)
50,000 5.000
12/15/2024
50,031
Township of Union in The County of Union State of New Jersey
Bond Anticipation Notes Series 2024 (NR/SP-1+)
45,000 4.500
01/21/2025
45,073
335,961
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
New York - 6.5%
City School District of The City of Beacon Dutchess
County New York Bond Anticipation Notes series 2024
(ST AID WITHHLDG) (NR/NR)
$ 75,000 4.000%
06/20/2025
$ 75,452
Monroe County Industrial Development Corp. RB for University of
Rochester Project Series 2015A (Tax-Exempt) (Aa3/AA-)
15,000 5.000
07/01/2026
15,177
Nassau County Sewer and Storm Water Finance Authority System
RB 2014 Series A (Aa1/AAA)
15,000 5.000
10/01/2025
15,005
New York City Transitional Finance Authority Future Tax Secured
Tax-Exempt Subordinate Bonds Fiscal 2015 Series C
(Aa1/AAA)
35,000 5.000
11/01/2025
35,283
New York State Energy Research and Development Authority RB
Refunding for Consolidated Edison Co. of New York, Inc.
Series 2004-C1 (Aa2/AA/A-1+)
100,000 2.850
(a)(b)
11/01/2039
100,000
New York State Thruway Authority General Revenue Refunding
Bonds Series K (Aa3/A+)
65,000 5.000
01/01/2027
65,085
The Port Authority of New York and New Jersey Consolidated
Bonds Two Hundred Forty-Fifth Series Consolidated Bonds
Two Hundred Forty-Sixth Series (Aa3/AA-)
100,000 3.205
09/01/2025
101,089
407,091
North Carolina - 0.2%
Raleigh-Durham Airport Authority Revenue Refunding Bonds,
Series 2017A (AMT) (Aa3/NR)
10,000 5.000
05/01/2025
10,061
a a
Ohio - 3.9%
City of Cincinnati Ohio Unlimited Tax Various Purpose GO
Improvementand Refunding Bonds Series 2017A (Aa2/AA)
50,000 5.000
12/01/2024
50,000
City of Cleveland Ohio Various Purpose GO Bonds Series 2023A
(Aa3/AA+)
50,000 5.000
12/01/2024
50,000
City of Columbus Ohio Sewerage System Revenue Refunding
Bonds Series 2014 (Aa1/AA)
5,000 5.000
(c)
12/01/2024
5,000
Columbus City School District Franklin County Ohio School
Facilities Construction and Improvement Bonds Series 2019
(Aa2/AA)
25,000 4.000
12/01/2024
25,000
County of Allen Ohio Hospital Facilities Bon Secours Mercy
Health RB Series 2020A (A2/A+)
100,000 5.000
12/01/2025
101,884
State of Ohio Treasurer of State Capital Facilities Lease-
Appropiation Bonds for Transportation Building Fund Projects
Series 2015A (Tax-Exempt) (Aa1/AA+)
10,000 5.000
04/01/2026
10,065
241,949
Oklahoma - 3.0%
Oklahoma County Finance Authority Educational Facilities Lease
RB for Midwest City-Del City Public Schools Project Series
2018 (NR/A+)
75,000 5.000
10/01/2025
76,032

GOLDMAN SACHS ULTRA SHORT MUNICIPAL INCOME ETF
Schedule of Investments
(continued)
November 30, 2024 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Oklahoma – (continued)
Tulsa Public Facilities Authority Oklahoma Capital Improvements
RB, Series 2017 (NR/AA-)
$ 50,000 3.000%
06/01/2025
$ 49,897
25,000 3.000
06/01/2026
24,802
Wagoner County Independent School District No. 17 Coweta Board
of Education Oklahoma Building Bonds of 2023 (NR/NR)
35,000 4.500
09/01/2026
35,707
186,438
Oregon - 0.5%
Eugene School District No. 4J GO Bonds for Oregon School Bond
Guaranty Series 2016 (SCH BD GTY) (Aa1/NR)
25,000 2.000
06/15/2026
24,448
Metro Ore / Go Bonds Series 2012A (Aaa/AAA)
5,000 4.000
06/01/2026
5,002
29,450
Pennsylvania - 6.0%
Allegheny County Hospital Development Authority RB Allegheny
Health Network Obligated Group Issue Series 2018A (NR/A)
35,000 5.000
04/01/2026
35,787
City of Philadelphia Airport Revenue Refunding Bonds Series
2017B (AMT) (A1/A+)
10,000 5.000
07/01/2025
10,090
Monroeville Finance Authority Allegheny County Pennsylvania
UPMC RB, Series 2012 (A2/A)
10,000 5.000
02/15/2025
10,033
Pennsylvania Economic Development Financing Authority Solid
Waste Disposal RB for Waste Management Inc. Project Series
2019A (NR/A-/A-2)
200,000 4.250
(a)(b)
08/01/2038
200,107
Pennsylvania Higher Educational Facilities Authority University of
Pennsylvania Health System RB, Series of 2015 (Aa3/AA)
20,000 5.000
08/15/2026
20,309
Pennsylvania Turnpike Commission Turnpike Subordinate Revenue
Refunding Bonds Series of 2016 (A2/NR)
35,000 5.000
06/01/2026
35,671
Philadelphia Authority for Industrial Development Temple
University RB First Series of 2015 (Aa3/A+)
10,000 5.000
04/01/2026
10,056
Philadelphia Authority for Industrial Development The Children'S
Hospital of Philadelphia Project Hospital RB Series A of 2021
(Aa2/AA)
40,000 5.000
07/01/2025
40,444
The City of Philadelphia Pennsylvania GO Bonds Series 2019B
(A1/A+)
15,000 5.000
02/01/2025
15,043
377,540
South Carolina - 3.8%
Building Equity Sooner for Tomorrow Best Installment Purchase
Revenue Refunding Bonds The School District of Greenville
County South Carolina Project Best II Series 2015 (Aa2/AA)
60,000 5.000
12/01/2024
60,000
City of Isle of Palms South Carolina Water and Sewer System RB
Series 2020 (Aa2/NR)
30,000 5.000
12/01/2024
30,000
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
South Carolina – (continued)
South Carolina Public Service Authority Variable Rate Revenue
Obligations, 2019 Tax-Exempt Refunding Series A
(Sc) (NR/A+/A-1)
$ 150,000 3.050%
(a)(b)
01/01/2036
$ 150,000
240,000
Tennessee - 3.1%
Chattanooga Tenn Health Educational & Housing Fac Brd Rev
Bonds St Lukes Health System 2004 C (A3/A-/A-2)
100,000 3.150
(a)(b)
05/01/2039
100,000
City of Memphis General Improvement Refunding Bonds Series
2015A (Aa2/AA)
75,000 5.000
04/01/2026
75,481
City of Memphis Tennessee Electric System RB Series 2014
(Aa2/A+)
10,000 5.000
12/01/2025
10,000
The Metropolitan Government of Nashville and Davidson County
GO Refunding Bonds Series 2021A (Aa2/AA+)
10,000 5.000
07/01/2026
10,364
195,845
Texas - 7.7%
Board of Regents of The University of Houston System
Consolidated Revenue and Refunding Bonds Series 2020A
(Aa2/AA)
15,000 5.000
02/15/2025
15,056
Board of Regents Texas State University System Revenue
Financing System Revenue and Refunding Bonds Series
2015A (Aa2/NR)
25,000 5.000
03/15/2026
25,157
Board of Regents Texas State University System Revenue
Financing System Revenue and Refunding Bonds Series
2017A (Aa2/NR)
8,750 5.000
03/15/2025
8,799
City of Burleson Johnson and Tarrant Counties GO Refunding and
Improvement Bonds Series 2015 (Aa2/AA)
55,000 5.000
03/01/2026
55,225
City of New Braunfels A Political Subdivision of The State of Texas
Located in Comal and Guadalupe Counties Utility System
Revenue and Refunding Bonds Series 2016 (Aa1/A+)
5,000 5.000
07/01/2026
5,007
Dallas County Utility and Reclamation District Unlimited Tax
Refunding Bonds Series 2016 (A2/A+)
20,000 5.000
02/15/2025
20,066
100,000 5.000
02/15/2026
102,284
Dallas Independent School District Unlimited Tax Refunding
Bonds Series 2015 (PSF-GTD) (Aaa/NR)
10,000 5.000
02/15/2026
10,038
Dayton Independent School District Texas Unlimited Tax School
Building Bonds Series 2015 (PSF-GTD) (Aaa/AAA)
50,000 5.000
02/15/2026
50,201
Fort Bend County Texas Limited Tax Facility Bonds Series 2019
(Aa1/NR)
15,000 5.000
03/01/2025
15,063
Harris County Cultural Education Facilities Finance Corp. Hospital
RB for Texas Children's Hospital Series 2019A (Aa2/AA-)
15,000 5.000
10/01/2025
15,247
Lewisville Independent School District Unlimited Tax Refunding
Bonds Series 2016B (Non PSF) (NR/AA+)
25,000 5.000
08/15/2026
25,341

GOLDMAN SACHS ULTRA SHORT MUNICIPAL INCOME ETF
Schedule of Investments
(continued)
November 30, 2024 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Texas – (continued)
North Texas Tollway Authority System RB Refunding for First Tier
Series 2015B (Aa3/AA-)
$ 15,000 5.000%
01/01/2026
$ 15,016
North Texas Tollway Authority System RB Refundingfor  Second
Tier Bonds Series 2017B (A1/A+)
15,000 5.000
01/01/2027
15,278
San Antonio Independent School District Unlimited Tax
School Building and Refunding Bonds Series 2015
(PSF-GTD) (Aaa/NR)
60,000 5.000
02/15/2026
60,244
Texas Transportation Commission State of Texas GO Mobility
Fund Refunding Bonds Series 2014 (Aaa/AAA)
15,000 5.000
10/01/2025
15,018
Via Metropolitan Transit Authority a Political Subdivision of The
State of Texas Located in Bexar County Farebox Revenue
Improvement and Refunding Bonds Series 2013 (NR/AA+)
15,000 4.000
08/01/2026
15,008
West Harris County Regional Water Authority Water System
Revenue and Revenue Refunding Bonds Series 2015A
(A1/AA-)
15,000 5.000
12/15/2026
15,253
483,301
Utah - 0.8%
Utah County Transportation Sales Tax Revenue Refunding Bonds
Series 2021 (NR/AA-)
25,000 4.000
12/01/2024
25,000
Utah Infrastructure Agency Layton City Telecommunications and
Franchise Tax RB Series 2018 (NR/A+)
25,000 4.000
10/15/2025
25,122
50,122
Virginia - 0.2%
Virginia College Building Authority Virginia Educational Facilities
RB, Series 2019B (Aa1/AA+)
15,000 5.000
02/01/2025
15,047
a a
Washington - 6.4%
City of Pasco Water and Sewer Improvement and Refunding RB
series 2015 (NR/AA-)
20,000 4.000
12/01/2024
20,000
City of Redmond Utility System RB series 2014 (NR/AAA)
25,000 5.000
(c)
12/01/2024
25,000
City of Tukwila Washington Limited Tax GO Bonds 2019
(NR/AA+)
40,000 5.000
12/01/2024
40,000
King County Washington Limited Tax GO Refunding Bonds 2015
Series E (Aaa/AAA)
35,000 5.000
12/01/2024
35,000
Snohomish County Washington Limited Tax GO Refunding Bonds
Series 2015 (Aa1/AAA)
25,000 5.000
12/01/2024
25,000
State of Washington Motor Vehicle Fuel Tax GO Bonds Series
2018D (Aaa/AA+)
10,000 5.000
02/01/2025
10,031
State of Washington Motor Vehicle Fuel Tax GO Refunding Bonds
Series R-2015F (Aaa/AA+)
45,000 5.000
07/01/2026
45,060
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Washington – (continued)
Washington State Housing Finance Comm Multifamily Housing
Revenue Bonds Artspace Everett LP 2008 (Aaa/NR)
$ 200,000 3.210%
(a)(b)
12/01/2041
$ 200,000
400,091
Wisconsin - 2.7%
Wisconsin Health and Educational Facilities Authority  RB Series
2015 (NR/AA)
170,000 5.000
12/15/2026
170,147
a a
TOTAL MUNICIPAL BONDS
(Cost $5,920,444)
5,925,408
Shares
Dividend
    Rate Value
a
Short-Term Investments - 4.5%
Commercial Paper - 4.5%
Omaha Public Power District
100,000 3.250% 12/10/24 100,005
School District of Broward County
60,000 4.000 01/29/25 60,079
The University of Texas System
125,000 3.200 01/09/25 125,011
285,095
TOTAL SHORT-TERM INVESTMENTS
(Cost $285,011)
285,095
a
Mortgage-Backed Securities - 3.2%
(a)(b)(d)
Municipal - 3.2%
Federal Home Loan Mortgage Corp. Multifamily Variable Rate
Certificates Relating to Municipal Services Series 2011-M026
200,000 3.510% 09/15/38 200,000
(Cost $200,000)
TOTAL INVESTMENTS - 102.2%
(Cost $6,405,455)
$ 6,410,503
LIABILITIES IN EXCESS
OF OTHER ASSETS
- (2.2)%
(137,639)
NET ASSETS - 100.0%
$ 6,272,864
The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
(a)
Variable Rate Demand Instruments – rate shown is that which is in effect on November 30, 2024. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.
(b)
Security with “Put” features and resetting interest rates. Maturity dates disclosed are the puttable dates. Interest rate disclosed is that which is in effect on November 30, 2024.
(c)
Pre-refunded security. Maturity date disclosed is pre-refunding date.
(d)
Exempt from registration under Rule 144A of the Securities Act of 1933.
Security ratings disclosed, if any, are issued by either Standard &
Poor’s, Moody’s Investor Service or Fitch and are unaudited. A brief description of the ratings is available in the Fund’s Statement of
Additional Information.

GOLDMAN SACHS ULTRA SHORT MUNICIPAL INCOME ETF
Schedule of Investments
(continued)
November 30, 2024 (Unaudited)
Investment Abbreviations:
AGM - Insured by Assured Guaranty Municipal Corp.
AMT - Alternative Minimum Tax (subject to)
BAM - Build America Mutual Assurance Co.
COPS - Certificates of Participation
FHLMC - Insured  by Federal Home Loan Mortgage Corp.
FNMA - Insured by Federal National Mortgage Association
GNMA - Insured by Government National Mortgage
Association
GO - General Obligation
LT - Limited Tax
MUN GOVT
GTD
-
Municipal Government Guaranteed NATL
NATL - National Public Finance Guarantee Corp.
PSF-GTD - Guaranteed by Permanent School Fund
RB - Revenue Bond
SD CRED
PROG
-
School District Credit Program
ST AID
WITHHLDG
-
State Aid Withholding
UPMC - University of Pittsburgh Medical Center

Goldman Sachs Municipal Income ETFs
Schedule of Investments
November 30, 2024 (Unaudited)
NOTES TO THE SCHEDULE OF INVESTMENTS
Investment Valuation — The Fund’s valuation policy is to value investments at fair value.
Investments and Fair Value Measurements — U.S. GAAP defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Fund’s policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The level in the fair value hierarchy within which the fair value measurement in its entirety falls shall be determined based on the lowest level input that is significant to the fair value measurement in its entirety. The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:
Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;
Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable
(including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;
Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).
The Board of Trustees (“Trustees”) has approved Valuation Procedures that govern the valuation of the portfolio investments held by the Fund, including investments for which market quotations are not readily available. With respect to the Fund’s investments that do not have readily available market quotations, the Trustees have designated the Adviser as the valuation designee to perform fair valuations pursuant to rule 2a-5 under the Investment Company Action of 1940 (“Valuation Designee”) GSAM has day-to-day
responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Funds’ investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the
Valuation Procedures.
Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:
Debt Securities — Debt securities for which market quotations are readily available are valued daily on the basis of quotations supplied by dealers or an independent pricing service. The pricing services may use valuation models or matrix pricing, which consider:
(i) yield or price with respect to bonds that are considered comparable in characteristics such as rating, interest rate and maturity date or
(ii) quotations from securities dealers to determine current value. With the exception of treasury securities of G7 countries, which are generally classified as Level 1, these investments are generally classified as Level 2 of the fair value hierarchy.
Money Market Funds — Investments in the Goldman Sachs Financial Square Government Fund (“Underlying Money Market Fund”)
are valued at the NAV per share of the Institutional Share class on the day of valuation. These investments are generally classified as level 1 of the fair value hierarchy. For information regarding the Underlying Money Market Fund’s accounting policies and investment holdings, please see the Underlying Money Market Fund’s shareholder report.
Mortgage-Backed and Asset-Backed Securities — Mortgage-backed securities represent direct or indirect participations in, or are collateralized by and payable from, mortgage loans secured by residential and/or commercial real estate property. Asset-backed securities include securities whose principal and interest payments are collateralized by pools of other assets or receivables. The value of certain mortgage-backed and asset-backed securities (including adjustable rate mortgage loans) may be particularly sensitive to changes in prevailing interest rates. The value of these securities may also fluctuate in response to the market’s perception of the creditworthiness of the issuers.

Goldman Sachs Municipal Income ETFs
Schedule of Investments
(continued)
November 30, 2024 (Unaudited)
Asset-backed securities may present credit risks that are not presented by mortgage-backed securities because they generally do not have the benefit of a security interest in collateral that is comparable to mortgage assets. Some asset-backed securities may only have a subordinated claim on collateral.
Stripped mortgage-backed securities are usually structured with two different classes: one that receives substantially all interest payments (interest-only, or “IO” and/or high coupon rate with relatively low principal amount, or “IOette”), and the other that receives substantially all principal payments (principal-only, or “PO”) from a pool of mortgage loans. Little to no principal will be received at the maturity of an IO; as a result, periodic adjustments are recorded to reduce the cost of the security until maturity. These adjustments are included in interest income.
Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of a Fund’s investments may be determined under Valuation Procedures. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. To the extent investments are valued using single source broker quotations obtained directly from the broker or passed through from third party pricing vendors, such investments are classified as Level 3 investments.
Fair Value Hierarchy — The following is a summary of the Fund’s investments classified in the fair value hierarchy as of November
30, 2024:
Community Municipal Bond ETF
Investment Type
Level 1 Level 2 Level 3
Assets
Fixed Income
Municipal Bond $ — $ 9,795,362 $ —
Investment Company 32,296 — —
Total
$ 32,296 $ 9,795,362 $ —
€ 1.00 € 1.00 € 1.00
Dynamic California Municipal Income ETF
Investment Type
Level 1 Level 2 Level 3
Assets
Fixed Income
Municipal Bond $ — $ 6,367,149 $ —
Total
$ — $ 6,367,149 $ —
€ 1.00 € 1.00 € 1.00
Derivative Type
Liabilities
Futures Contracts
(a)
$ (1,494) $ — $ —
€ 1.00 € 1.00 € 1.00
Dynamic New York Municipal Income ETF
Investment Type
Level 1 Level 2 Level 3
Assets
Fixed Income
Municipal Bond $ — $ 6,137,658 $ —
Total
$ — $ 6,137,658 $ —
€ 1.00 € 1.00 € 1.00
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Goldman Sachs Municipal Income ETFs
Schedule of Investments
(continued)
November 30, 2024 (Unaudited)
For further information regarding security characteristics, see the Schedules of Investments.
The Fund’s risks include, but are not limited to, the following:
Credit/Default Risk — An issuer or guarantor of a security held by the Fund, or bank or other financial institution that has entered into a repurchase agreement with the Fund, may default on its obligation to pay interest and repay principal or default on any other obligation. Additionally, the credit quality of securities may deteriorate rapidly, which may impair the Fund’s liquidity and cause significant deterioration in NAV.
Geographic and Sector Risk — If the Fund invests a significant portion of its total assets in certain issuers within the same state, geographic region or economic sector, an adverse economic, business, political, environmental or other development affecting that state, region or sector may affect the value of the Fund’s investments more than if its investments were not so focused.
Index Risk — (Community Municipal Bond ETF only) Bloomberg Professional Services (the “Index Provider”) constructs the Fund’s
Index in accordance with a rules based methodology. The Fund will be negatively affected by general declines in the securities and asset classes represented in its Index. In addition, because the Fund is not “actively” managed, unless a specific security is removed from an Index, the Fund generally would not sell a security because the security’s issuer was in financial trouble. Market disruptions and regulatory restrictions could have an adverse effect on the Fund’s ability to adjust its exposure to the required levels in order to track the Index. The Fund also does not attempt to take defensive positions under any market conditions, including declining markets.
Therefore, the Fund’s performance could be lower than funds that may actively shift their portfolio assets to take advantage of market opportunities or to lessen the impact of a market decline or a decline in the value of one or more issuers. When the index is rebalanced and the Fund in turn rebalances its portfolio to attempt to increase the correlation between the Fund’s portfolio and the Index, any transaction costs and market exposure arising from such portfolio rebalancing may be borne directly by the Fund and its shareholders.
The Index Provider may utilize third party data in constructing the Index, but it does not guarantee the accuracy or availability of any
Derivative Type
Liabilities
Futures Contracts
(a)
$ (1,494) $ — $ —
€ 1.00 € 1.00 € 1.00
Municipal Income ETF
Investment Type
Level 1 Level 2 Level 3
Assets
Fixed Income
Municipal Bond $ — $ 7,487,826 $ —
Total
$ — $ 7,487,826 $ —
€ 1.00 € 1.00 € 1.00
Derivative Type
Liabilities
Futures Contracts
(a)
$ (1,494) $ — $ —
€ 1.00 € 1.00 € 1.00
Goldman Sachs Ultra Short Municipal Income ETF
Investment Type
Level 1 Level 2 Level 3
Assets
Fixed Income
Mortgage-Backed Securities $ — $ 200,000 $ —
Municipal Bond — 5,925,408 —
Short-Term Investment — 285,095 —
Total
$ — $ 6,410,503 $ —
€ 1.00 € 1.00 € 1.00
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Goldman Sachs Municipal Income ETFs
Schedule of Investments
(continued)
November 30, 2024 (Unaudited)
such third party data. Errors in index data, index computation or the construction of an Index in accordance with its methodology may occur from time to time and may not be identified and corrected by the Index Provider for a period of time or at all, which may have an adverse impact on the applicable Fund and its shareholders. In addition, neither the Fund, the Investment Adviser, the Calculation
Agent nor the Index Provider can guarantee the availability or timeliness of the production of the Index. The Index Provider may delay or change a scheduled rebalancing or reconstitution of an Index or the implementation of certain rules at its sole discretion. In such circumstances, a Fund, in replicating the composition of its Index, may have more or less exposure to a particular sector or individual company than had the Index been constructed in accordance with its stated methodology.
Interest Rate Risk — When interest rates increase, fixed income securities or instruments held by a Fund will generally decline in value. Long-term fixed income securities or instruments will normally have more price volatility because of this risk than short-term fixed income securities or instruments. A wide variety of market factors can cause interest rates to rise, including central bank monetary policy, rising inflation and changes in general economic conditions. Changing interest rates may have unpredictable effects on the markets, may result in heightened market volatility and may detract from Fund performance. In addition, changes in monetary policy may exacerbate the risks associated with changing interest rates. Funds with longer average portfolio durations will generally be more sensitive to changes in interest rates than funds with a shorter average portfolio duration Fluctuations in interest rates may also affect the liquidity of fixed income securities and instruments held by the Funds. A sudden or unpredictable increase in interest rates may cause volatility in the market and may decrease the liquidity of the Fund’s investments, which would make it harder for the Fund to sell its investments at an advantageous time.
Large Shareholder Transaction Risk — Certain shareholders, including other funds advised by the Investment Adviser, may from time to time own a substantial amount of the Funds’ Shares. In addition, a third party investor, the Investment Adviser or an affiliate of the Investment Adviser, an authorized participant, a lead market maker, or another entity (i.e., a seed investor) may invest in the
Fund and hold its investment solely to facilitate commencement of the Fund or to facilitate the Fund’s achieving a specified size or scale. Any such investment may be held for a limited period of time. There can be no assurance that any large shareholder would not redeem its investment, that the size of the Fund would be maintained at such levels or that the Fund would continue to meet applicable listing requirements. Redemptions by large shareholders could have a significant negative impact on the Funds, including on the Funds’
liquidity. In addition, transactions by large shareholders may account for a large percentage of the trading volume on (“NYSE Arca,
Inc.”) and may, therefore, have a material upward or downward effect on the market price of the Shares.
Liquidity Risk — A Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. To the extent a Fund engages in cash redemptions, then liquidity risk may also refer to the risk that the Fund will not be able to pay redemption proceeds within the allowable time period or without significant dilution to remaining investors’ interests because of unusual market conditions, declining prices of the securities sold, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, a Fund may be forced to sell investments at an unfavorable time and/or under unfavorable conditions. If a Fund is forced to sell securities at an unfavorable time and/or under unfavorable conditions, such sales may adversely affect the Fund’s NAV and dilute remaining investors’ interests.
Liquidity risk may be the result of, among other things, the reduced number and capacity of traditional market participants to make a market in fixed income securities or the lack of an active market. The potential for liquidity risk may be magnified by a rising interest rate environment or other circumstances where investor redemptions from fixed income funds may be higher than normal, potentially causing increased supply in the market due to selling activity. Redemptions by large shareholders may have a negative impact on a
Fund’s liquidity.
Market Risk — The value of the securities in which the Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Events such as war, military conflict, acts of terrorism, social unrest, natural disasters, recessions, inflation, rapid interest rate changes, supply chain disruptions, sanctions, the spread of infectious illness or other public health threats could also significantly impact the Fund and its investments.
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Goldman Sachs Municipal Income ETFs
Schedule of Investments
(continued)
November 30, 2024 (Unaudited)
Market Trading Risk — Each Fund faces numerous market trading risks, including disruptions to creations and redemptions, the existence of extreme market volatility or potential lack of an active trading market for Shares. If a shareholder purchases Shares at a time when the market price is at a premium to the NAV or sells Shares at a time when the market price is at a discount to the NAV, the shareholder may pay more for, or receive less than, the underlying value of the Shares, respectively. The Investment Adviser cannot predict whether Shares will trade below, at or above their NAV. For the Community Municipal Bond ETF, price differences may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for Shares will be closely related to, but not identical to, the same forces influencing the prices of the securities of a Fund’s Index trading individually or in the aggregate at any point in time.
Municipal Securities Risk — Municipal securities are subject to credit/default risk, interest rate risk and certain additional risks. The
Fund may be more sensitive to adverse economic, business, political, environmental or other developments if it invests a substantial portion of its assets in the bonds of similar projects (such as those relating to education, health care, housing, transportation, and utilities), industrial development bonds, or in particular types of municipal securities (such as general obligation bonds, private activity bonds and moral obligation bonds). While interest earned on municipal securities is generally not subject to federal tax, any interest earned on taxable municipal securities is fully taxable at the federal level and may be subject to tax at the state level.
Non-Diversification Risk — Goldman Sachs Dynamic California Municipal Income ETF, Goldman Sachs Dynamic New York
Municipal Income ETF, Goldman Sachs Municipal Income ETF, and Goldman Sachs Ultra Short Municipal Income ETF are non-
diversified, meaning that they are permitted to invest a larger percentage of their assets in one or more issuers or in fewer issuers than diversified mutual funds. Thus, a Fund may be more susceptible to adverse developments affecting any single issuer held in its portfolio, and may be more susceptible to greater losses because of these developments.
Non-Investment Grade Fixed Income Securities Risk — Non-investment grade fixed income securities and unrated securities of comparable credit quality (commonly known as “junk bonds”) are considered speculative and are subject to the increased risk of an issuer’s inability to meet principal and interest payment obligations. These securities may be subject to greater price volatility due to such factors as specific issuer developments, interest rate sensitivity, negative perceptions of the junk bond markets generally and less liquidity. The Fund may purchase the securities of issuers that are in default.
Other Investment Companies Risk — By investing in pooled investment vehicles (including investment companies and ETFs), partnerships and REITS indirectly through the Fund, investors will incur a proportionate share of the expenses of the other pooled investment vehicles, partnerships and REITs held by the Fund (including operating costs and investment management fees) in addition to the fees regularly borne by the Fund. In addition, the Fund will be affected by the investment policies, practices and performance of such investment in direct proportion to the amount of assets the Fund invests therein.
Seed Investor Risk — GSAM and/or its affiliates may make payments to one or more investors that contribute seed capital to the
Fund. Such payments may continue for a specified period of time and/or until a specified dollar amount is reached. Those payments will be made from the assets of GSAM and/or such affiliates (and not the Fund). Seed investors may contribute cash and/or securities in kind and such seed investment may constitute all or a majority of the assets in the Fund. There is a risk that such seed investors may redeem their investments in the Fund, particularly after payments from GSAM and/or its affiliates have ceased. As with redemptions by other large shareholders, such redemptions could have a significant negative impact on the Fund, including on the Fund’s liquidity and the market price of the Fund’s Shares. The form of a seed investor’s contribution and any redemption activity by a seed investor can affect, including adversely, the tax efficiency of the Fund.
Tax Risk — Any proposed or actual changes in income tax rates or the tax-exempt status of interest income from municipal securities can significantly affect the demand for and supply, liquidity and marketability of municipal securities. Such changes may affect the
Fund’s net asset value and ability to acquire and dispose of municipal securities at desirable yield and price levels.
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Goldman Sachs Municipal Income ETFs
Schedule of Investments
(continued)
November 30, 2024 (Unaudited)
Valuation Risk — The sale price the Fund could receive for a security may differ from the Fund’s valuation of the security, particularly for securities that trade in low volume or volatile markets or that are valued using a fair value methodology. The Fund relies on various sources to calculate its NAV. The information may be provided by third parties that are believed to be reliable, but the information may not be accurate due to errors by such pricing sources, technological issues or otherwise. NAV calculations may also be impacted by operational risks arising form factors such as failures in systems and technology.
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)